UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2017. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	1,968,884	$19,247,473
ATM Large Cap Managed Volatility Portfolio‡	5,856,602	82,294,014
ATM Mid Cap Managed Volatility Portfolio‡	510,608	4,253,412
ATM Small Cap Managed Volatility Portfolio‡	259,288	3,244,153
AXA Global Equity Managed Volatility Portfolio‡	394,825	6,381,263
AXA International Core Managed Volatility Portfolio‡	541,053	5,316,586
AXA International Value Managed Volatility Portfolio‡	228,404	2,839,033
AXA Large Cap Core Managed Volatility Portfolio‡	2,084,784	21,684,193
AXA Large Cap Growth Managed Volatility Portfolio‡	480,829	14,558,706
AXA Large Cap Value Managed Volatility Portfolio‡	547,337	9,581,321
AXA/AB Small Cap Growth Portfolio‡	171,180	3,275,546
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	1,176,183	11,659,044
AXA/Loomis Sayles Growth Portfolio‡	1,069,973	7,610,110
AXA/Lord Abbett Micro Cap Portfolio‡	85,646	891,693
AXA/Morgan Stanley Small Cap Growth Portfolio‡	194,539	2,014,135
EQ/BlackRock Basic Value Equity Portfolio‡	939,960	21,819,991
EQ/Boston Advisors Equity Income Portfolio‡	1,703,253	10,143,004
EQ/Core Bond Index Portfolio‡	31,131,395	308,600,069
EQ/GAMCO Small Company Value Portfolio‡	119,336	7,175,525
EQ/Global Bond PLUS Portfolio‡	3,101,523	27,673,324
EQ/High Yield Bond Portfolio‡	1,649,223	16,071,440
EQ/Intermediate Government Bond Portfolio‡	42,280,774	434,232,516
EQ/International Equity Index Portfolio‡	337,945	3,021,994
EQ/JPMorgan Value Opportunities Portfolio‡	672,733	13,033,299
EQ/Large Cap Growth Index Portfolio‡	114,090	1,465,267
EQ/MFS International Growth Portfolio‡	2,226,932	15,799,162
EQ/PIMCO Ultra Short Bond Portfolio‡	15,341,305	152,425,814
EQ/Quality Bond PLUS Portfolio‡	2,734,345	23,276,554
EQ/T. Rowe Price Growth Stock Portfolio*‡	100,949	4,367,326
Multimanager Core Bond Portfolio‡	4,157,645	40,757,396
Multimanager Mid Cap Growth Portfolio‡	318,372	3,072,852
Multimanager Mid Cap Value Portfolio‡	123,645	1,966,559

Total Investment Companies (99.5%) (Cost $1,184,246,586)		1,279,752,774

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	3,967,991	3,969,182

Total Short-Term Investment (0.3%) (Cost $3,969,500)		3,969,182

Total Investments (99.8%) (Cost $1,188,216,086)		1,283,721,956
Other Assets Less Liabilities (0.2%)		3,106,754

Net Assets (100%)		$1,286,828,710

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$19,237,810	$48,305	$1,396,660	$19,247,473	$—	$(877)
ATM Large Cap Managed Volatility Portfolio	90,150,374	217,373	10,234,334	82,294,014	—	2,846,687
ATM Mid Cap Managed Volatility Portfolio	4,318,467	8,051	230,478	4,253,412	—	2,152
ATM Small Cap Managed Volatility Portfolio	3,390,184	8,051	232,275	3,244,153	—	355
AXA Global Equity Managed Volatility Portfolio	6,355,709	16,102	455,600	6,381,263	—	9,660
AXA International Core Managed Volatility Portfolio	5,373,213	16,102	447,070	5,316,586	—	18,191
AXA International Value Managed Volatility Portfolio	2,859,895	8,051	205,831	2,839,033	—	26,800
AXA Large Cap Core Managed Volatility Portfolio	21,849,437	56,356	1,097,554	21,684,193	—	530,859
AXA Large Cap Growth Managed Volatility Portfolio	15,105,092	64,407	1,082,947	14,558,706	—	778,097
AXA Large Cap Value Managed Volatility Portfolio	9,491,846	8,051	197,000	9,581,321	—	35,631
AXA/AB Small Cap Growth Portfolio	3,318,521	8,051	224,801	3,275,546	—	7,830
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	11,650,000	—	11,659,044	—	—
AXA/Loomis Sayles Growth Portfolio	7,400,114	16,102	423,103	7,610,110	—	42,158
AXA/Lord Abbett Micro Cap Portfolio	851,254	—	—	891,693	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	1,903,190	—	—	2,014,135	—	—
EQ/BlackRock Basic Value Equity Portfolio	27,256,808	64,407	2,857,343	21,819,991	—	2,803,700
EQ/Boston Advisors Equity Income Portfolio	11,566,562	64,407	1,562,473	10,143,004	—	298,571
EQ/Core Bond Index Portfolio	338,907,088	3,129,237	35,973,191	308,600,069	—	(362,258)
EQ/GAMCO Small Company Value Portfolio	7,428,398	16,102	247,614	7,175,525	—	217,647
EQ/Global Bond PLUS Portfolio	28,300,585	40,254	1,163,101	27,673,324	—	51
EQ/High Yield Bond Portfolio	15,703,985	—	—	16,071,440	—	—
EQ/Intermediate Government Bond Portfolio	458,318,643	6,619,065	32,545,023	434,232,516	—	(209,396)
EQ/International Equity Index Portfolio	2,826,652	—	—	3,021,994	—	—
EQ/JPMorgan Value Opportunities Portfolio	13,426,328	—	818,009	13,033,299	—	181,991
EQ/Large Cap Growth Index Portfolio	1,347,371	—	—	1,465,267	—	—
EQ/MFS International Growth Portfolio	15,502,741	32,203	860,662	15,799,162	—	69,860
EQ/PIMCO Ultra Short Bond Portfolio	165,039,564	491,102	14,215,981	152,425,814	—	(25,525)

EQ/Quality Bond PLUS Portfolio	20,337,836	2,800,000	—	23,276,554	—	—
EQ/T. Rowe Price Growth Stock Portfolio	4,142,496	8,051	207,518	4,367,326	—	25,112
Multimanager Core Bond Portfolio	41,631,975	1,344,547	2,316,864	40,757,396	264,039	9,440

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
Multimanager Mid Cap Growth Portfolio	$2,870,540	$—	$—	$3,072,852	$—	$—
Multimanager Mid Cap Value Portfolio	1,934,032	—	—	1,966,559	—	—

	$1,348,146,710	$26,734,377	$108,995,432	$1,279,752,774	$264,039	$7,306,736

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,279,752,774	$—	$1,279,752,774
Short-Term Investments
Investment Companies	3,969,182	—	—	3,969,182

Total Assets	$3,969,182	$1,279,752,774	$—	$1,283,721,956

Total Liabilities	$—	$—	$—	$—

Total	$3,969,182	$1,279,752,774	$—	$1,283,721,956

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,776,888
Aggregate gross unrealized depreciation	(4,502,276)

Net unrealized appreciation	$94,274,612

Federal income tax cost of investments	$1,189,447,344

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	5,755,411	$56,263,905
ATM Large Cap Managed Volatility Portfolio‡	10,542,501	148,137,896
ATM Mid Cap Managed Volatility Portfolio‡	1,172,670	9,768,443
ATM Small Cap Managed Volatility Portfolio‡	2,295,794	28,724,474
AXA Global Equity Managed Volatility Portfolio‡	1,976,369	31,942,563
AXA International Core Managed Volatility Portfolio‡	1,252,114	12,303,725
AXA International Value Managed Volatility Portfolio‡	614,295	7,635,597
AXA Large Cap Core Managed Volatility Portfolio‡	4,144,930	43,112,130
AXA Large Cap Growth Managed Volatility Portfolio‡	957,076	28,978,679
AXA Large Cap Value Managed Volatility Portfolio‡	1,320,092	23,108,661
AXA/AB Small Cap Growth Portfolio‡	681,032	13,031,576
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	898,541	8,906,891
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	215,547	3,760,288
AXA/Horizon Small Cap Value Portfolio‡	591,485	5,847,651
AXA/Loomis Sayles Growth Portfolio‡	1,452,404	10,330,124
AXA/Lord Abbett Micro Cap Portfolio‡	316,139	3,291,454
AXA/Morgan Stanley Small Cap Growth Portfolio‡	273,708	2,833,800
AXA/Pacific Global Small Cap Value Portfolio‡	430,351	3,825,984
EQ/BlackRock Basic Value Equity Portfolio‡	1,275,166	29,601,374
EQ/Boston Advisors Equity Income Portfolio‡	2,875,819	17,125,724
EQ/Core Bond Index Portfolio‡	24,812,121	245,958,216
EQ/GAMCO Small Company Value Portfolio‡	170,949	10,278,928
EQ/Global Bond PLUS Portfolio‡	2,524,412	22,524,052
EQ/High Yield Bond Portfolio‡	1,339,148	13,049,805
EQ/Intermediate Government Bond Portfolio‡	33,775,443	346,880,959
EQ/International Equity Index Portfolio‡	619,003	5,535,299
EQ/JPMorgan Value Opportunities Portfolio‡	1,010,839	19,583,649
EQ/Large Cap Growth Index Portfolio‡	177,041	2,273,764
EQ/MFS International Growth Portfolio‡	5,473,689	38,833,556
EQ/PIMCO Ultra Short Bond Portfolio‡	12,494,952	124,145,455
EQ/Quality Bond PLUS Portfolio‡	2,871,231	24,441,820
EQ/T. Rowe Price Growth Stock Portfolio*‡	179,017	7,744,759
Multimanager Core Bond Portfolio‡	3,735,608	36,620,168
Multimanager Mid Cap Growth Portfolio‡	469,733	4,533,750
Multimanager Mid Cap Value Portfolio‡	390,394	6,209,156

Total Investment Companies (99.9%) (Cost $1,201,314,606)		1,397,144,275

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	1,447,274	1,447,708

Total Short-Term Investment (0.1%) (Cost $1,447,780)		1,447,708

Total Investments (100.0%) (Cost $1,202,762,386)		1,398,591,983
Other Assets Less Liabilities (0.0%)		367,653

Net Assets (100%)		$1,398,959,636

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$54,299,030	$90,889	$2,062,467	$56,263,905	$—	$(24,137)
ATM Large Cap Managed Volatility Portfolio	148,604,090	261,306	7,178,218	148,137,896	—	2,181,981
ATM Mid Cap Managed Volatility Portfolio	9,650,496	11,361	248,694	9,768,443	—	6,097
ATM Small Cap Managed Volatility Portfolio	28,895,998	39,764	883,733	28,724,474	—	8,037
AXA Global Equity Managed Volatility Portfolio	30,111,326	22,722	468,561	31,942,563	—	41,021
AXA International Core Managed Volatility Portfolio	11,898,387	22,722	378,408	12,303,725	—	131,175
AXA International Value Managed Volatility Portfolio	7,340,879	11,361	210,340	7,635,597	—	44,451
AXA Large Cap Core Managed Volatility Portfolio	41,579,592	56,806	1,028,034	43,112,130	—	245,923
AXA Large Cap Growth Managed Volatility Portfolio	28,132,692	73,847	1,188,588	28,978,679	—	467,555
AXA Large Cap Value Managed Volatility Portfolio	24,151,571	39,764	1,583,472	23,108,661	—	308,297
AXA/AB Small Cap Growth Portfolio	12,803,944	22,722	496,804	13,031,576	—	12,779
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	8,900,000	—	8,906,891	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	3,731,454	—	—	3,760,288	—	—
AXA/Horizon Small Cap Value Portfolio	6,057,103	11,361	255,057	5,847,651	—	(265)
AXA/Loomis Sayles Growth Portfolio	9,921,839	22,722	435,547	10,330,124	—	74,036
AXA/Lord Abbett Micro Cap Portfolio	3,142,188	—	—	3,291,454	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	2,795,145	5,681	127,395	2,833,800	—	1
AXA/Pacific Global Small Cap Value Portfolio	4,068,660	5,681	125,479	3,825,984	—	1,917
EQ/BlackRock Basic Value Equity Portfolio	37,673,935	68,167	4,396,094	29,601,374	—	3,932,654
EQ/Boston Advisors Equity Income Portfolio	19,487,648	51,125	2,281,579	17,125,724	—	814,982
EQ/Core Bond Index Portfolio	262,398,710	431,723	18,819,629	245,958,216	—	(237,561)
EQ/GAMCO Small Company Value Portfolio	10,485,816	22,722	197,273	10,278,928	—	312,309
EQ/Global Bond PLUS Portfolio	22,850,649	34,083	754,619	22,524,052	—	9,755
EQ/High Yield Bond Portfolio	13,111,093	17,042	374,980	13,049,805	—	7,207
EQ/Intermediate Government Bond Portfolio	354,762,211	3,568,056	12,725,592	346,880,959	—	13,971
EQ/International Equity Index Portfolio	5,177,496	—	—	5,535,299	—	—
EQ/JPMorgan Value Opportunities Portfolio	21,425,599	—	2,199,434	19,583,649	—	550,566
EQ/Large Cap Growth Index Portfolio	2,436,177	17,042	226,122	2,273,764	—	156,065
EQ/MFS International Growth Portfolio	37,135,502	56,806	1,169,981	38,833,556	—	103,975
EQ/PIMCO Ultra Short Bond Portfolio	117,585,003	10,304,500	4,581,582	124,145,455	—	4,660

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
EQ/Quality Bond PLUS Portfolio	$24,114,884	$934,083	$764,520	$24,441,820	$—	$(147)
EQ/T. Rowe Price Growth Stock Portfolio	7,195,673	11,361	225,400	7,744,759	—	29,392
Multimanager Core Bond Portfolio	35,384,228	2,282,779	1,146,781	36,620,168	231,653	(220)
Multimanager Mid Cap Growth Portfolio	4,235,255	—	—	4,533,750	—	—
Multimanager Mid Cap Value Portfolio	6,226,157	5,682	112,000	6,209,156	—	15,396

	$1,408,870,430	$27,403,880	$66,646,383	$1,397,144,275	$231,653	$9,211,872

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,397,144,275	$—	$1,397,144,275
Short-Term Investments
Investment Companies	1,447,708	—	—	1,447,708

Total Assets	$1,447,708	$1,397,144,275	$—	$1,398,591,983

Total Liabilities	$—	$—	$—	$—

Total	$1,447,708	$1,397,144,275	$—	$1,398,591,983

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,957,617
Aggregate gross unrealized depreciation	(10,530,346)

Net unrealized appreciation	$193,427,271

Federal income tax cost of investments	$1,205,164,712

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	50,053,587	$489,315,208
ATM Large Cap Managed Volatility Portfolio‡	69,199,020	972,349,634
ATM Mid Cap Managed Volatility Portfolio‡	7,184,391	59,846,599
ATM Small Cap Managed Volatility Portfolio‡	18,419,633	230,462,463
AXA Global Equity Managed Volatility Portfolio‡	12,547,515	202,796,080
AXA International Core Managed Volatility Portfolio‡	11,799,310	115,944,309
AXA International Value Managed Volatility Portfolio‡	4,221,662	52,474,631
AXA Large Cap Core Managed Volatility Portfolio‡	23,526,123	244,699,234
AXA Large Cap Growth Managed Volatility Portfolio‡	6,038,828	182,845,680
AXA Large Cap Value Managed Volatility Portfolio‡	9,068,350	158,744,601
AXA/AB Small Cap Growth Portfolio‡	9,320,722	178,352,499
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	4,449,801	44,109,163
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,730,977	30,197,485
AXA/Horizon Small Cap Value Portfolio‡	3,419,656	33,808,022
AXA/Loomis Sayles Growth Portfolio‡	11,973,136	85,158,121
AXA/Lord Abbett Micro Cap Portfolio‡	2,196,412	22,867,759
AXA/Morgan Stanley Small Cap Growth Portfolio‡	4,138,348	42,845,869
AXA/Pacific Global Small Cap Value Portfolio‡	3,129,474	27,822,194
EQ/BlackRock Basic Value Equity Portfolio‡	7,135,511	165,641,858
EQ/Boston Advisors Equity Income Portfolio‡	18,251,083	108,686,590
EQ/Core Bond Index Portfolio‡	120,585,595	1,195,343,894
EQ/GAMCO Small Company Value Portfolio‡	1,862,154	111,968,856
EQ/Global Bond PLUS Portfolio‡	12,509,674	111,617,519
EQ/High Yield Bond Portfolio‡	6,242,503	60,832,285
EQ/Intermediate Government Bond Portfolio‡	162,584,692	1,669,779,262
EQ/International Equity Index Portfolio‡	2,784,946	24,903,753
EQ/JPMorgan Value Opportunities Portfolio‡	6,199,828	120,113,339
EQ/Large Cap Growth Index Portfolio‡	976,327	12,539,098
EQ/MFS International Growth Portfolio‡	48,537,949	344,356,615
EQ/PIMCO Ultra Short Bond Portfolio‡	55,207,304	548,520,380
EQ/Quality Bond PLUS Portfolio‡	14,789,098	125,894,603
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,415,072	61,219,824
Multimanager Core Bond Portfolio‡	17,379,018	170,366,547
Multimanager Mid Cap Growth Portfolio‡	1,256,442	12,126,879
Multimanager Mid Cap Value Portfolio‡	2,050,708	32,616,198

Total Investment Companies (99.9%) (Cost $6,779,399,046)		8,051,167,051

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	9,494,295	9,497,143

Total Short-Term Investment (0.1%) (Cost $9,497,551)		9,497,143

Total Investments (100.0%) (Cost $6,788,896,597)		8,060,664,194
Other Assets Less Liabilities (0.0%)		(1,278,613)

Net Assets (100%)		$8,059,385,581

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$471,652,920	$805	$17,000,573	$489,315,208	$—	$(662,828)
ATM Large Cap Managed Volatility Portfolio	964,429,400	1,368	36,804,896	972,349,634	—	10,969,270
ATM Mid Cap Managed Volatility Portfolio	59,263,996	80	1,595,452	59,846,599	—	38,323
ATM Small Cap Managed Volatility Portfolio	230,469,524	268	5,397,070	230,462,463	—	48,845
AXA Global Equity Managed Volatility Portfolio	192,902,685	241	5,059,540	202,796,080	—	(158,217)
AXA International Core Managed Volatility Portfolio	110,859,418	161	2,406,882	115,944,309	—	860,667
AXA International Value Managed Volatility Portfolio	50,411,332	80	1,477,063	52,474,631	—	156,711
AXA Large Cap Core Managed Volatility Portfolio	242,087,653	268	9,510,131	244,699,234	—	3,935,783
AXA Large Cap Growth Managed Volatility Portfolio	172,706,765	241	4,688,977	182,845,680	—	212,347
AXA Large Cap Value Managed Volatility Portfolio	182,490,003	241	13,114,041	158,744,601	—	16,787,282
AXA/AB Small Cap Growth Portfolio	173,012,760	215	4,248,789	178,352,499	—	107,943
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	44,075,000	—	44,109,163	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	30,507,574	27	281,351	30,197,485	—	263,241
AXA/Horizon Small Cap Value Portfolio	34,163,998	27	546,015	33,808,022	—	(1,423)
AXA/Loomis Sayles Growth Portfolio	80,058,294	107	1,871,547	85,158,121	—	306,819
AXA/Lord Abbett Micro Cap Portfolio	22,365,113	27	545,933	22,867,759	—	(1,342)
AXA/Morgan Stanley Small Cap Growth Portfolio	41,536,960	54	1,070,972	42,845,869	—	18,211
AXA/Pacific Global Small Cap Value Portfolio	29,242,738	27	544,826	27,822,194	—	(235)
EQ/BlackRock Basic Value Equity Portfolio	199,030,866	322	18,063,758	165,641,858	—	16,471,340
EQ/Boston Advisors Equity Income Portfolio	125,999,151	322	18,270,807	108,686,590	—	3,264,291
EQ/Core Bond Index Portfolio	1,265,996,322	1,717	79,836,012	1,195,343,894	—	(907,157)
EQ/GAMCO Small Company Value Portfolio	111,141,424	107	2,156,614	111,968,856	—	21,752
EQ/Global Bond PLUS Portfolio	112,889,272	161	3,273,370	111,617,519	—	(5,821)
EQ/High Yield Bond Portfolio	59,441,422	—	—	60,832,285	—	—
EQ/Intermediate Government Bond Portfolio	1,674,101,454	35,302,253	45,777,677	1,669,779,262	—	(31,993)
EQ/International Equity Index Portfolio	23,293,971	—	—	24,903,753	—	—
EQ/JPMorgan Value Opportunities Portfolio	120,003,609	—	4,344,492	120,113,339	—	655,508
EQ/Large Cap Growth Index Portfolio	12,562,031	54	821,406	12,539,098	—	267,777
EQ/MFS International Growth Portfolio	325,740,452	349	6,570,703	344,356,615	—	508,986
EQ/PIMCO Ultra Short Bond Portfolio	512,504,078	48,700,805	16,320,774	548,520,380	—	16,970

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	March 31, 2017	Dividend Income	Realized Gain (Loss)†
EQ/Quality Bond PLUS Portfolio	$119,302,615	$8,500,134	$2,723,988	$125,894,603	$—	$(1,030)
EQ/T. Rowe Price Growth Stock Portfolio	56,103,508	54	995,249	61,219,824	—	93,934
Multimanager Core Bond Portfolio	164,143,779	9,577,335	3,812,131	170,366,547	1,077,148	10
Multimanager Mid Cap Growth Portfolio	11,328,464	—	—	12,126,879	—	—
Multimanager Mid Cap Value Portfolio	32,612,565	27	491,164	32,616,198	—	53,427

	$8,014,356,116	$146,162,877	$309,622,203	$8,051,167,051	$1,077,148	$53,289,391

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,051,167,051	$—	$8,051,167,051
Short-Term Investments
Investment Companies	9,497,143	—	—	9,497,143

Total Assets	$9,497,143	$8,051,167,051	$—	$8,060,664,194

Total Liabilities	$—	$—	$—	$—

Total	$9,497,143	$8,051,167,051	$—	$8,060,664,194

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,301,498,184
Aggregate gross unrealized depreciation	(61,177,098)

Net unrealized appreciation	$1,240,321,086

Federal income tax cost of investments	$6,820,343,108

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	76,872,505	$751,492,309
ATM Large Cap Managed Volatility Portfolio‡	112,120,766	1,575,464,303
ATM Mid Cap Managed Volatility Portfolio‡	10,234,822	85,256,950
ATM Small Cap Managed Volatility Portfolio‡	39,778,922	497,705,261
AXA Global Equity Managed Volatility Portfolio‡	20,579,329	332,608,270
AXA International Core Managed Volatility Portfolio‡	18,937,713	186,088,853
AXA International Value Managed Volatility Portfolio‡	8,458,403	105,136,705
AXA Large Cap Core Managed Volatility Portfolio‡	40,742,383	423,768,506
AXA Large Cap Growth Managed Volatility Portfolio‡	9,552,014	289,219,092
AXA Large Cap Value Managed Volatility Portfolio‡	19,209,574	336,270,247
AXA/AB Small Cap Growth Portfolio‡	15,561,398	297,768,161
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	2,958,115	29,322,649
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	4,007,322	69,909,108
AXA/Horizon Small Cap Value Portfolio‡	4,759,309	47,052,345
AXA/Loomis Sayles Growth Portfolio‡	18,265,774	129,914,084
AXA/Lord Abbett Micro Cap Portfolio‡	5,050,775	52,585,714
AXA/Morgan Stanley Small Cap Growth Portfolio‡	10,123,687	104,814,332
AXA/Pacific Global Small Cap Value Portfolio‡	5,143,852	45,730,764
EQ/BlackRock Basic Value Equity Portfolio‡	11,412,243	264,920,778
EQ/Boston Advisors Equity Income Portfolio‡	31,647,361	188,462,446
EQ/Core Bond Index Portfolio‡	86,642,803	858,874,937
EQ/GAMCO Small Company Value Portfolio‡	2,991,384	179,867,972
EQ/Global Bond PLUS Portfolio‡	1,224,219	10,923,089
EQ/High Yield Bond Portfolio‡	2,426,541	23,646,288
EQ/Intermediate Government Bond Portfolio‡	114,998,765	1,181,061,695
EQ/International Equity Index Portfolio‡	9,976,880	89,216,003
EQ/JPMorgan Value Opportunities Portfolio‡	7,961,852	154,250,169
EQ/Large Cap Growth Index Portfolio‡	2,920,565	37,509,195
EQ/MFS International Growth Portfolio‡	58,412,403	414,411,770
EQ/PIMCO Ultra Short Bond Portfolio‡	37,385,821	371,452,387
EQ/Quality Bond PLUS Portfolio‡	10,756,013	91,562,313
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,472,348	63,697,748
Multimanager Core Bond Portfolio‡	12,297,138	120,548,870
Multimanager Mid Cap Growth Portfolio‡	1,794,932	17,324,261
Multimanager Mid Cap Value Portfolio‡	1,536,197	24,432,980

Total Investment Companies (99.9%) (Cost $7,278,130,367)		9,452,270,554

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	7,790,762	7,793,100

Total Short-Term Investment (0.1%) (Cost $7,793,297)		7,793,100

Total Investments (100.0%) (Cost $7,285,923,664)		9,460,063,654
Other Assets Less Liabilities (0.0%)		(3,363,296)

Net Assets (100%)		$9,456,700,358

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$721,653,369	$—	$23,154,006	$751,492,309	$—	$(880,410)
ATM Large Cap Managed Volatility Portfolio	1,548,385,820	—	51,639,210	1,575,464,303	—	10,726,312
ATM Mid Cap Managed Volatility Portfolio	84,019,968	—	1,864,146	85,256,950	—	45,019
ATM Small Cap Managed Volatility Portfolio	498,044,990	—	11,980,937	497,705,261	—	110,444
AXA Global Equity Managed Volatility Portfolio	313,565,019	—	5,102,165	332,608,270	—	(11,058)
AXA International Core Managed Volatility Portfolio	177,779,773	—	3,759,229	186,088,853	—	1,331,878
AXA International Value Managed Volatility Portfolio	101,527,401	—	4,410,541	105,136,705	—	(592,210)
AXA Large Cap Core Managed Volatility Portfolio	407,623,442	—	9,206,000	423,768,506	—	1,612,604
AXA Large Cap Growth Managed Volatility Portfolio	274,879,522	—	9,130,783	289,219,092	—	415,043
AXA Large Cap Value Managed Volatility Portfolio	361,743,671	—	15,512,113	336,270,247	—	22,215,656
AXA/AB Small Cap Growth Portfolio	288,587,421	—	6,824,972	297,768,161	—	175,301
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	29,300,000	—	29,322,649	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	71,905,000	—	1,422,161	69,909,108	—	1,123,393
AXA/Horizon Small Cap Value Portfolio	47,427,195	—	632,483	47,052,345	—	3,905
AXA/Loomis Sayles Growth Portfolio	121,999,562	—	3,016,525	129,914,084	—	165,417
AXA/Lord Abbett Micro Cap Portfolio	51,449,583	—	1,190,881	52,585,714	—	81,896
AXA/Morgan Stanley Small Cap Growth Portfolio	101,496,405	—	2,181,969	104,814,332	—	363,585
AXA/Pacific Global Small Cap Value Portfolio	47,804,573	—	636,480	45,730,764	—	(91)
EQ/BlackRock Basic Value Equity Portfolio	305,692,414	—	24,127,597	264,920,778	—	18,081,842
EQ/Boston Advisors Equity Income Portfolio	208,129,506	—	24,949,533	188,462,446	—	1,841,574
EQ/Core Bond Index Portfolio	862,482,617	44,000,000	53,187,766	858,874,937	—	294,996
EQ/GAMCO Small Company Value Portfolio	179,481,072	—	4,409,915	179,867,972	—	44,805
EQ/Global Bond PLUS Portfolio	10,730,761	—	—	10,923,089	—	—
EQ/High Yield Bond Portfolio	23,105,642	—	—	23,646,288	—	—
EQ/Intermediate Government Bond Portfolio	1,188,172,700	21,000,000	32,479,818	1,181,061,695	—	(24,007)
EQ/International Equity Index Portfolio	83,449,069	—	—	89,216,003	—	—
EQ/JPMorgan Value Opportunities Portfolio	147,731,998	—	—	154,250,169	—	—
EQ/Large Cap Growth Index Portfolio	36,902,537	—	2,183,798	37,509,195	—	361,756
EQ/MFS International Growth Portfolio	390,548,227	—	6,985,056	414,411,770	—	15,217

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
EQ/PIMCO Ultra Short Bond Portfolio	$352,645,672	$29,000,000	$12,714,167	$371,452,387	$—	$13,602
EQ/Quality Bond PLUS Portfolio	93,527,324	—	2,546,844	91,562,313	—	(1,290)
EQ/T. Rowe Price Growth Stock Portfolio	59,098,058	—	1,692,421	63,697,748	—	216,744
Multimanager Core Bond Portfolio	122,646,187	792,396	3,181,880	120,548,870	792,396	62
Multimanager Mid Cap Growth Portfolio	16,183,658	—	—	17,324,261	—	—
Multimanager Mid Cap Value Portfolio	24,028,855	—	—	24,432,980	—	—

	$9,324,449,011	$124,092,396	$320,123,396	$9,452,270,554	$792,396	$57,731,985

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,452,270,554	$—	$9,452,270,554
Short-Term Investments
Investment Companies	7,793,100	—	—	7,793,100

Total Assets	$7,793,100	$9,452,270,554	$—	$9,460,063,654

Total Liabilities	$—	$—	$—	$—

Total	$7,793,100	$9,452,270,554	$—	$9,460,063,654

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,136,035,553
Aggregate gross unrealized depreciation	(45,959,214)

Net unrealized appreciation	$2,090,076,339

Federal income tax cost of investments	$7,369,987,315

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	32,111,289	$313,914,402
ATM Large Cap Managed Volatility Portfolio‡	56,536,607	794,423,819
ATM Mid Cap Managed Volatility Portfolio‡	5,303,670	44,180,029
ATM Small Cap Managed Volatility Portfolio‡	16,088,783	201,299,378
AXA Global Equity Managed Volatility Portfolio‡	7,380,420	119,284,203
AXA International Core Managed Volatility Portfolio‡	8,549,916	84,014,589
AXA International Value Managed Volatility Portfolio‡	5,014,886	62,334,290
AXA Large Cap Core Managed Volatility Portfolio‡	17,481,830	181,831,510
AXA Large Cap Growth Managed Volatility Portfolio‡	4,054,778	122,771,939
AXA Large Cap Value Managed Volatility Portfolio‡	10,796,417	188,995,025
AXA/AB Small Cap Growth Portfolio‡	5,432,602	103,953,132
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	504,791	5,003,801
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,849,474	32,264,710
AXA/Horizon Small Cap Value Portfolio‡	1,684,499	16,653,600
AXA/Loomis Sayles Growth Portfolio‡	8,609,894	61,237,289
AXA/Lord Abbett Micro Cap Portfolio‡	2,282,561	23,764,690
AXA/Morgan Stanley Small Cap Growth Portfolio‡	4,811,503	49,815,294
AXA/Pacific Global Small Cap Value Portfolio‡	1,784,275	15,862,872
EQ/BlackRock Basic Value Equity Portfolio‡	5,034,516	116,869,908
EQ/Boston Advisors Equity Income Portfolio‡	13,372,746	79,635,721
EQ/Core Bond Index Portfolio‡	8,720,786	86,447,627
EQ/GAMCO Small Company Value Portfolio‡	1,394,494	83,849,061
EQ/High Yield Bond Portfolio‡	157,089	1,530,811
EQ/Intermediate Government Bond Portfolio‡	11,908,389	122,301,675
EQ/International Equity Index Portfolio‡	7,548,107	67,497,247
EQ/JPMorgan Value Opportunities Portfolio‡	2,896,666	56,119,013
EQ/Large Cap Growth Index Portfolio‡	2,710,976	34,817,421
EQ/MFS International Growth Portfolio‡	26,270,032	186,374,977
EQ/PIMCO Ultra Short Bond Portfolio‡	3,439,485	34,173,520
EQ/Quality Bond PLUS Portfolio‡	1,323,587	11,267,249
EQ/T. Rowe Price Growth Stock Portfolio*‡	419,587	18,152,477
Multimanager Core Bond Portfolio‡	1,096,182	10,745,870
Multimanager Mid Cap Growth Portfolio‡	835,752	8,066,483
Multimanager Mid Cap Value Portfolio‡	462,094	7,349,543

Total Investment Companies (99.8%) (Cost $2,411,038,307)		3,346,803,175

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	5,245,880	5,247,454

Total Short-Term Investment (0.2%) (Cost $5,246,690)		5,247,454

Total Investments (100.0%) (Cost $2,416,284,997)		3,352,050,629
Other Assets Less Liabilities (0.0%)		838,908

Net Assets (100%)		$3,352,889,537

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$296,840,609	$2,437,059	$7,048,570	$313,914,402	$—	$(34,834)
ATM Large Cap Managed Volatility Portfolio	763,683,938	5,909,868	19,375,255	794,423,819	—	533,054
ATM Mid Cap Managed Volatility Portfolio	43,128,263	304,632	872,101	44,180,029	—	4,616
ATM Small Cap Managed Volatility Portfolio	199,092,990	1,340,382	3,861,473	201,299,378	—	(3,919)
AXA Global Equity Managed Volatility Portfolio	111,781,489	609,265	1,756,329	119,284,203	—	(2,895)
AXA International Core Managed Volatility Portfolio	79,246,842	670,191	1,912,411	84,014,589	—	16,366
AXA International Value Managed Volatility Portfolio	59,098,902	609,265	1,881,811	62,334,290	—	(128,377)
AXA Large Cap Core Managed Volatility Portfolio	172,711,551	1,279,456	3,555,554	181,831,510	—	126,657
AXA Large Cap Growth Managed Volatility Portfolio	114,325,229	852,971	2,346,396	122,771,939	—	108,411
AXA Large Cap Value Managed Volatility Portfolio	191,958,242	1,462,235	4,895,696	188,995,025	—	6,012,542
AXA/AB Small Cap Growth Portfolio	99,695,962	731,118	2,051,995	103,953,132	—	52,125
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	5,000,000	—	5,003,801	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	32,588,030	304,632	630,137	32,264,710	—	246,580
AXA/Horizon Small Cap Value Portfolio	16,791,073	121,853	351,910	16,653,600	—	(1,223)
AXA/Loomis Sayles Growth Portfolio	56,827,172	426,485	1,175,930	61,237,289	—	51,474
AXA/Lord Abbett Micro Cap Portfolio	23,021,817	182,779	527,407	23,764,690	—	(1,376)
AXA/Morgan Stanley Small Cap Growth Portfolio	47,836,756	426,485	1,202,614	49,815,294	—	24,790
AXA/Pacific Global Small Cap Value Portfolio	16,477,142	60,926	176,137	15,862,872	—	(793)
EQ/BlackRock Basic Value Equity Portfolio	119,924,935	913,897	4,171,919	116,869,908	—	158,232
EQ/Boston Advisors Equity Income Portfolio	78,112,591	609,265	1,720,230	79,635,721	—	33,204
EQ/Core Bond Index Portfolio	87,236,325	5,731,118	7,073,474	86,447,627	—	30,647
EQ/GAMCO Small Company Value Portfolio	82,632,117	548,338	1,563,814	83,849,061	—	14,277
EQ/High Yield Bond Portfolio	1,495,811	—	—	1,530,811	—	—
EQ/Intermediate Government Bond Portfolio	120,788,634	3,874,824	2,806,701	122,301,675	—	(1,207)
EQ/International Equity Index Portfolio	64,225,364	609,265	1,770,968	67,497,247	—	(17,534)
EQ/JPMorgan Value Opportunities Portfolio	53,747,584	—	—	56,119,013	—	—
EQ/Large Cap Growth Index Portfolio	32,649,543	365,559	1,005,033	34,817,421	—	47,028
EQ/MFS International Growth Portfolio	174,557,924	1,096,676	3,134,163	186,374,977	—	22,018
EQ/PIMCO Ultra Short Bond Portfolio	34,620,005	365,559	1,052,550	34,173,520	—	(490)
EQ/Quality Bond PLUS Portfolio	7,903,262	3,460,926	175,409	11,267,249	—	(66)

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	March 31, 2017	Dividend Income	Realized Gain (Loss)†
EQ/T. Rowe Price Growth Stock Portfolio	$16,748,047	$243,706	$639,383	$18,152,477	$—	$61,990
Multimanager Core Bond Portfolio	10,764,190	131,336	175,326	10,745,870	70,409	17
Multimanager Mid Cap Growth Portfolio	7,642,891	60,926	174,957	8,066,483	—	386
Multimanager Mid Cap Value Portfolio	7,227,980	—	—	7,349,543	—	—

	$3,225,383,210	$40,740,997	$79,085,653	$3,346,803,175	$70,409	$7,351,700

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,346,803,175	$—	$3,346,803,175
Short-Term Investments
Investment Companies	5,247,454	—	—	5,247,454

Total Assets	$5,247,454	$3,346,803,175	$—	$3,352,050,629

Total Liabilities	$—	$—	$—	$—

Total	$5,247,454	$3,346,803,175	$—	$3,352,050,629

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$958,069,253
Aggregate gross unrealized depreciation	(22,125,081)

Net unrealized appreciation	$935,944,172

Federal income tax cost of investments	$2,416,106,457

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	25,620	$1,303,289
iShares Global Infrastructure Fund	2,640	111,725
iShares International Treasury Bond Fund	1,420	129,788
iShares JP Morgan USD Emerging Markets Bond Fund	18,620	2,117,094
iShares Micro-Cap Fund	340	29,121
iShares MSCI EAFE Small-Cap Fund	2,170	117,484
iShares U.S. Oil & Gas Exploration & Production Fund	740	45,229
PowerShares DB Base Metals Fund*	1,320	21,608
PowerShares DB Commodity Index Tracking Fund*	1,590	24,184
PowerShares DB G10 Currency Harvest Fund*	7,390	186,745
PowerShares DB Gold Fund*	1,270	50,775
PowerShares DB Silver Fund*	100	2,829
PowerShares S&P 500 BuyWrite Portfolio	6,750	148,837
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	24,830	694,247
Vanguard Short-Term Inflation-Protected Securities Fund	5,980	295,831
Vanguard Total International Bond Fund	32,010	1,732,701

Total Exchange Traded Funds (24.7%) (Cost $6,949,661)		7,011,487

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	5,262	48,566
AXA Natural Resources Portfolio‡	6,183	47,995
AXA Real Estate Portfolio‡	10,013	107,175
AXA SmartBeta Equity Portfolio‡	12,908	153,139
AXA/AB Small Cap Growth Portfolio‡	15,352	293,765
AXA/ClearBridge Large Cap Growth Portfolio*‡	25,038	290,394
AXA/Janus Enterprise Portfolio*‡	24,562	420,519
AXA/Lord Abbett Micro Cap Portfolio‡	11,583	120,600
BlackRock Global Long/Short Credit Fund, Institutional Class*	7,106	72,698
Eaton Vance Floating-Rate Fund, Institutional Class	88,432	795,890
EQ/BlackRock Basic Value Equity Portfolio‡	12,145	281,942
EQ/Capital Guardian Research Portfolio‡	23,198	574,990
EQ/Convertible Securities Portfolio‡	215,725	2,328,972
EQ/Emerging Markets Equity PLUS Portfolio‡	32,313	290,017
EQ/Energy ETF Portfolio‡	6,391	44,738
EQ/GAMCO Mergers and Acquisitions Portfolio‡	28,821	381,093
EQ/GAMCO Small Company Value Portfolio‡	4,783	287,602
EQ/Global Bond PLUS Portfolio‡	232,937	2,078,383
EQ/High Yield Bond Portfolio‡	143,554	1,398,914
EQ/Intermediate Government Bond Portfolio‡	201,419	2,068,618
EQ/International Equity Index Portfolio‡	79,419	710,187
EQ/Invesco Comstock Portfolio‡	16,978	273,229
EQ/Low Volatility Global ETF Portfolio‡	13,713	148,829
EQ/MFS International Growth Portfolio‡	59,912	425,054
EQ/PIMCO Global Real Return Portfolio‡	180,055	1,764,553
EQ/PIMCO Ultra Short Bond Portfolio‡	208,984	2,076,394
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,758	292,391
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	1,437	9,875
Franklin K2 Alternative Strategies Fund, Advisor Class	6,214	68,731
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	7,947	148,131
Multimanager Core Bond Portfolio‡	212,013	2,078,368
Multimanager Mid Cap Value Portfolio‡	26,164	416,134
PIMCO Foreign Bond Fund Unhedged, Institutional Class	26,235	249,493
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,243	121,551
Templeton Global Smaller Companies Fund, Advisor Class	17,297	160,860

Total Investment Companies (74.2%) (Cost $20,661,127)		21,029,790

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	85,568	85,594

Total Short-Term Investment (0.3%) (Cost $85,602)		85,594

Total Investments (99.2%) (Cost $27,696,390)		28,126,871
Other Assets Less Liabilities (0.8%)		231,520

Net Assets (100%)		$28,358,391

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$52,219	$3,276	$6,317	$47,995	$—	$(11)
AXA Real Estate Portfolio	110,679	6,552	12,598	107,175	—	14
AXA SmartBeta Equity Portfolio	152,557	9,828	18,564	153,139	—	354
AXA/AB Small Cap Growth Portfolio	305,833	16,380	45,753	293,765	—	(223)
AXA/ClearBridge Large Cap Growth Portfolio	289,532	19,656	37,756	290,394	—	80
AXA/Janus Enterprise Portfolio	426,196	26,208	64,046	420,519	—	402
AXA/Lord Abbett Micro Cap Portfolio	121,007	6,552	12,579	120,600	—	33
EQ/BlackRock Basic Value Equity Portfolio	310,385	16,380	45,169	281,942	—	1,361
EQ/Capital Guardian Research Portfolio	581,965	36,036	93,379	574,990	—	4,987
EQ/Convertible Securities Portfolio	2,376,802	144,321	333,561	2,328,972	—	639
EQ/Emerging Markets Equity PLUS Portfolio	296,812	16,380	59,736	290,017	—	(206)
EQ/Energy ETF Portfolio	50,687	3,276	6,287	44,738	—	19
EQ/GAMCO Mergers and Acquisitions Portfolio	397,398	22,932	44,138	381,093	—	4
EQ/GAMCO Small Company Value Portfolio	294,719	16,380	31,023	287,602	—	507
EQ/Global Bond PLUS Portfolio	2,119,797	173,038	252,524	2,078,383	—	(284)
EQ/High Yield Bond Portfolio	1,443,854	85,175	164,146	1,398,914	—	(190)
EQ/Intermediate Government Bond Portfolio	2,095,820	217,038	252,233	2,068,618	—	7
EQ/International Equity Index Portfolio	727,971	42,587	109,941	710,187	—	37
EQ/Invesco Comstock Portfolio	285,412	19,656	36,328	273,229	—	1,509
EQ/Low Volatility Global ETF Portfolio	148,640	9,828	18,917	148,829	—	1
EQ/MFS International Growth Portfolio	416,637	26,208	50,393	425,054	—	55
EQ/PIMCO Global Real Return Portfolio	1,850,451	111,383	214,420	1,764,553	—	(16)
EQ/PIMCO Ultra Short Bond Portfolio	2,139,944	174,038	252,231	2,076,394	—	9
EQ/T. Rowe Price Growth Stock Portfolio	306,226	19,656	63,583	292,391	—	3,253
Multimanager Core Bond Portfolio	2,123,340	201,719	252,256	2,078,368	13,681	(16)
Multimanager Mid Cap Value Portfolio	447,129	26,208	62,063	416,134	—	3,385

	$19,872,012	$1,450,691	$2,539,941	$19,353,995	$13,681	$15,710

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,011,487	$—	$—	$7,011,487
Investment Companies
Investment Companies	1,675,795	19,353,995	—	21,029,790
Short-Term Investments
Investment Companies	85,594	—	—	85,594

Total Assets	$8,772,876	$19,353,995	$—	$28,126,871

Total Liabilities	$—	$—	$—	$—

Total	$8,772,876	$19,353,995	$—	$28,126,871

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$683,542
Aggregate gross unrealized depreciation	(259,949)

Net unrealized appreciation	$423,593

Federal income tax cost of investments	$27,703,278

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	16,710	$850,038
iShares Global Infrastructure Fund	4,460	188,747
iShares International Treasury Bond Fund	1,620	148,068
iShares JP Morgan USD Emerging Markets Bond Fund	11,550	1,313,235
iShares Micro-Cap Fund	830	71,090
iShares MSCI EAFE Small-Cap Fund	3,560	192,738
iShares U.S. Oil & Gas Exploration & Production Fund	2,260	138,131
PowerShares DB Base Metals Fund*	2,410	39,452
PowerShares DB Commodity Index Tracking Fund*	3,830	58,254
PowerShares DB G10 Currency Harvest Fund*	8,920	225,408
PowerShares DB Gold Fund*	2,830	113,143
PowerShares DB Silver Fund*	290	8,204
PowerShares S&P 500 BuyWrite Portfolio	8,090	178,385
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	16,170	452,113
Vanguard Short-Term Inflation-Protected Securities Fund	3,500	173,145
Vanguard Total International Bond Fund	19,020	1,029,553

Total Exchange Traded Funds (20.6%) (Cost $5,185,580)		5,179,704

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class*	17,491	161,446
AXA Natural Resources Portfolio*‡	12,589	97,729
AXA Real Estate Portfolio*‡	18,609	199,188
AXA SmartBeta Equity Portfolio*‡	19,386	229,985
AXA/AB Small Cap Growth Portfolio*‡	23,285	445,553
AXA/ClearBridge Large Cap Growth Portfolio*‡	37,704	437,307
AXA/Janus Enterprise Portfolio*‡	37,889	648,686
AXA/Lord Abbett Micro Cap Portfolio*‡	16,993	176,921
BlackRock Global Long/Short Credit Fund, Institutional Class*	17,872	182,827
Eaton Vance Floating-Rate Fund, Institutional Class*	50,920	458,277
EQ/BlackRock Basic Value Equity Portfolio*‡	18,724	434,652
EQ/Capital Guardian Research Portfolio*‡	35,367	876,615
EQ/Convertible Securities Portfolio‡	150,797	1,628,010
EQ/Core Bond Index Portfolio*‡	2,074	20,554
EQ/Emerging Markets Equity PLUS Portfolio*‡	47,887	429,794
EQ/Energy ETF Portfolio*‡	12,903	90,326
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	32,822	433,995
EQ/GAMCO Small Company Value Portfolio*‡	7,559	454,487
EQ/Global Bond PLUS Portfolio*‡	153,544	1,369,993
EQ/High Yield Bond Portfolio*‡	92,631	902,673
EQ/Intermediate Government Bond Portfolio*‡	132,626	1,362,094
EQ/International Equity Index Portfolio*‡	121,933	1,090,355
EQ/Invesco Comstock Portfolio*‡	27,320	439,660
EQ/Low Volatility Global ETF Portfolio*‡	19,484	211,460
EQ/MFS International Growth Portfolio*‡	92,058	653,115
EQ/PIMCO Global Real Return Portfolio*‡	123,540	1,210,707
EQ/PIMCO Ultra Short Bond Portfolio*‡	136,667	1,357,873
EQ/T. Rowe Price Growth Stock Portfolio*‡	10,142	438,773
Financial Investors Trust - Listed Private Equity Fund, Institutional Class*	23,464	161,199
Franklin K2 Alternative Strategies Fund, Advisor Class*	8,309	91,895
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class*	11,173	208,261
Multimanager Core Bond Portfolio*‡	139,525	1,367,763
Multimanager Mid Cap Value Portfolio*‡	41,818	665,112
PIMCO Foreign Bond Fund Unhedged, Institutional Class*	18,688	177,725
Templeton Emerging Markets Small Cap Fund, Advisor Class*	16,127	212,071
Templeton Global Smaller Companies Fund, Advisor Class*	26,082	242,567

Total Investment Companies (77.8%) (Cost $19,203,957)		19,569,648

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	244,075	244,148

Total Short-Term Investment (0.9%) (Cost $244,145)		244,148

Total Investments (99.3%) (Cost $24,633,682)		24,993,500
Other Assets Less Liabilities (0.7%)		166,549

Net Assets (100%)		$25,160,049

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$98,074	$6,325	$4,374	$97,729	$—	$2
AXA Real Estate Portfolio	190,999	12,650	8,753	199,188	—	1
AXA SmartBeta Equity Portfolio	211,628	15,813	10,783	229,985	—	160
AXA/AB Small Cap Growth Portfolio	436,040	28,463	43,413	445,553	—	283
AXA/ClearBridge Large Cap Growth Portfolio	401,954	28,463	19,683	437,307	—	13
AXA/Janus Enterprise Portfolio	589,471	44,276	30,415	648,686	—	223
AXA/Lord Abbett Micro Cap Portfolio	165,998	9,488	6,573	176,921	—	(8)
EQ/BlackRock Basic Value Equity Portfolio	424,596	28,463	19,509	434,652	—	187
EQ/Capital Guardian Research Portfolio	838,580	56,926	93,939	876,615	—	5,453
EQ/Convertible Securities Portfolio	1,550,845	104,565	121,184	1,628,010	—	2
EQ/Core Bond Index Portfolio	20,418	—	—	20,554	—	—
EQ/Emerging Markets Equity PLUS Portfolio	417,971	28,463	67,796	429,794	—	(100)
EQ/Energy ETF Portfolio	93,890	6,325	4,374	90,326	—	3
EQ/GAMCO Mergers and Acquisitions Portfolio	420,911	25,301	17,508	433,995	—	(1)
EQ/GAMCO Small Company Value Portfolio	433,661	28,463	19,501	454,487	—	195
EQ/Global Bond PLUS Portfolio	1,259,579	148,552	61,299	1,369,993	—	(22)
EQ/High Yield Bond Portfolio	841,144	80,926	39,460	902,673	—	(68)
EQ/Intermediate Government Bond Portfolio	1,269,895	148,552	61,261	1,362,094	—	16
EQ/International Equity Index Portfolio	1,043,479	72,739	98,392	1,090,355	—	(58)
EQ/Invesco Comstock Portfolio	422,535	28,463	19,468	439,660	—	228
EQ/Low Volatility Global ETF Portfolio	194,340	15,813	10,925	211,460	—	17
EQ/MFS International Growth Portfolio	593,010	41,113	28,455	653,115	—	(5)
EQ/PIMCO Global Real Return Portfolio	1,128,219	123,902	52,519	1,210,707	—	4
EQ/PIMCO Ultra Short Bond Portfolio	1,273,636	136,552	61,249	1,357,873	—	27
EQ/T. Rowe Price Growth Stock Portfolio	430,418	28,463	64,052	438,773	—	3,644
Multimanager Core Bond Portfolio	1,267,789	160,212	63,455	1,367,763	8,497	10
Multimanager Mid Cap Value Portfolio	664,400	41,113	50,159	665,112	—	2,291

	$16,683,480	$1,450,384	$1,078,499	$17,673,380	$8,497	$12,497

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,179,704	$—	$—	$5,179,704
Investment Companies
Investment Companies	1,896,268	17,673,380	—	19,569,648
Short-Term Investments
Investment Companies	244,148	—	—	244,148

Total Assets	$7,320,120	$17,673,380	$—	$24,993,500

Total Liabilities	$—	$—	$—	$—

Total	$7,320,120	$17,673,380	$—	$24,993,500

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$801,341
Aggregate gross unrealized depreciation	(401,576)

Net unrealized appreciation	$399,765

Federal income tax cost of investments	$24,593,735

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	13,710	$697,428
iShares Global Infrastructure Fund	6,280	265,770
iShares International Treasury Bond Fund	865	79,061
iShares JP Morgan USD Emerging Markets Bond Fund	7,770	883,449
iShares Micro-Cap Fund	1,040	89,076
iShares MSCI EAFE Small-Cap Fund	4,820	260,955
iShares U.S. Oil & Gas Exploration & Production Fund	3,070	187,638
PowerShares DB Base Metals Fund*	3,860	63,188
PowerShares DB Commodity Index Tracking Fund*	7,350	111,793
PowerShares DB G10 Currency Harvest Fund*	10,265	259,397
PowerShares DB Gold Fund*	3,530	141,129
PowerShares DB Silver Fund*	1,350	38,191
PowerShares S&P 500 BuyWrite Portfolio	11,580	255,339
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	10,450	292,182
Vanguard Short-Term Inflation-Protected Securities Fund	2,450	121,202
Vanguard Total International Bond Fund	12,650	684,745

Total Exchange Traded Funds (20.0%) (Cost $4,366,348)		4,430,543

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	29,092	268,520
AXA Natural Resources Portfolio‡	18,500	143,613
AXA Real Estate Portfolio‡	25,847	276,654
AXA SmartBeta Equity Portfolio‡	22,195	263,316
AXA/AB Small Cap Growth Portfolio‡	26,596	508,919
AXA/ClearBridge Large Cap Growth Portfolio*‡	42,878	497,308
AXA/Janus Enterprise Portfolio*‡	43,113	738,124
AXA/Lord Abbett Micro Cap Portfolio‡	19,379	201,758
BlackRock Global Long/Short Credit Fund, Institutional Class*	25,344	259,271
Eaton Vance Floating-Rate Fund, Institutional Class	16,163	145,463
EQ/BlackRock Basic Value Equity Portfolio‡	21,339	495,352
EQ/Capital Guardian Research Portfolio‡	40,388	1,001,072
EQ/Convertible Securities Portfolio‡	107,885	1,164,726
EQ/Core Bond Index Portfolio‡	1,451	14,388
EQ/Emerging Markets Equity PLUS Portfolio‡	55,999	502,605
EQ/Energy ETF Portfolio‡	21,066	147,473
EQ/GAMCO Mergers and Acquisitions Portfolio‡	34,385	454,666
EQ/GAMCO Small Company Value Portfolio‡	8,400	505,070
EQ/Global Bond PLUS Portfolio‡	101,133	902,360
EQ/High Yield Bond Portfolio‡	61,211	596,494
EQ/Intermediate Government Bond Portfolio‡	86,164	884,926
EQ/International Equity Index Portfolio‡	140,815	1,259,210
EQ/Invesco Comstock Portfolio‡	31,153	501,351
EQ/Low Volatility Global ETF Portfolio‡	22,575	245,006
EQ/MFS International Growth Portfolio‡	103,767	736,186
EQ/PIMCO Global Real Return Portfolio‡	80,738	791,241
EQ/PIMCO Ultra Short Bond Portfolio‡	88,981	884,082
EQ/T. Rowe Price Growth Stock Portfolio*‡	11,573	500,667
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	41,804	287,192
Franklin K2 Alternative Strategies Fund, Advisor Class	8,136	89,980
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	12,744	237,554
Multimanager Core Bond Portfolio‡	90,260	884,818
Multimanager Mid Cap Value Portfolio‡	46,962	746,922
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,743	102,168
Templeton Emerging Markets Small Cap Fund, Advisor Class	20,220	265,894
Templeton Global Smaller Companies Fund, Advisor Class	24,912	231,677

Total Investment Companies (80.0%) (Cost $17,115,307)		17,736,026

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	28,890	28,898

Total Short-Term Investment (0.1%) (Cost $28,893)		28,898

Total Investments (100.1%) (Cost $21,510,548)		22,195,467
Other Assets Less Liabilities (-0.1%)		(26,870)

Net Assets (100%)		$22,168,597

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$150,400	$5,212	$8,445	$143,613	$—	$(2)
AXA Real Estate Portfolio	244,503	43,423	16,877	276,654	—	9
AXA SmartBeta Equity Portfolio	253,768	10,423	16,712	263,316	—	174
AXA/AB Small Cap Growth Portfolio	514,128	19,110	53,108	508,919	—	(151)
AXA/ClearBridge Large Cap Growth Portfolio	478,823	20,847	33,768	497,308	—	3
AXA/Janus Enterprise Portfolio	702,853	29,533	47,771	738,124	—	72
AXA/Lord Abbett Micro Cap Portfolio	230,300	8,686	46,995	201,758	—	76
EQ/BlackRock Basic Value Equity Portfolio	506,926	20,847	33,604	495,352	—	167
EQ/Capital Guardian Research Portfolio	986,672	39,957	113,555	1,001,072	—	6,174
EQ/Convertible Securities Portfolio	1,177,501	45,168	128,216	1,164,726	—	(43)
EQ/Core Bond Index Portfolio	14,292	—	—	14,388	—	—
EQ/Emerging Markets Equity PLUS Portfolio	478,374	19,110	52,997	502,605	—	(40)
EQ/Energy ETF Portfolio	160,129	5,212	8,461	147,473	—	(18)
EQ/GAMCO Mergers and Acquisitions Portfolio	459,815	17,372	28,146	454,666	—	(3)
EQ/GAMCO Small Company Value Portfolio	503,318	19,110	30,814	505,070	—	144
EQ/Global Bond PLUS Portfolio	864,351	78,745	56,295	902,360	—	(9)
EQ/High Yield Bond Portfolio	564,199	55,584	36,655	596,494	—	(69)
EQ/Intermediate Government Bond Portfolio	859,278	78,745	56,293	884,926	—	(7)
EQ/International Equity Index Portfolio	1,238,839	48,911	113,544	1,259,210	—	77
EQ/Invesco Comstock Portfolio	526,335	20,847	54,916	501,351	—	856
EQ/Low Volatility Global ETF Portfolio	236,734	10,423	16,878	245,006	—	8
EQ/MFS International Growth Portfolio	699,123	29,533	47,831	736,186	—	12
EQ/PIMCO Global Real Return Portfolio	747,281	84,533	47,852	791,241	—	(9)
EQ/PIMCO Ultra Short Bond Portfolio	877,537	56,745	56,289	884,082	—	(3)
EQ/T. Rowe Price Growth Stock Portfolio	492,553	20,847	64,884	500,667	—	1,888
Multimanager Core Bond Portfolio	866,673	75,246	59,104	884,818	5,764	(3)
Multimanager Mid Cap Value Portfolio	795,718	29,533	88,268	746,922	—	3,575

	$15,630,423	$893,702	$1,318,278	$15,848,307	$5,764	$12,878

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,430,543	$—	$—	$4,430,543
Investment Companies
Investment Companies	1,887,719	15,848,307	—	17,736,026
Short-Term Investments
Investment Companies	28,898	—	—	28,898

Total Assets	$6,347,160	$15,848,307	$—	$22,195,467

Total Liabilities	$—	$—	$—	$—

Total	$6,347,160	$15,848,307	$—	$22,195,467

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,001,800
Aggregate gross unrealized depreciation	(265,149)

Net unrealized appreciation	$736,651

Federal income tax cost of investments	$21,458,816

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	4,920	$250,280
iShares Global Infrastructure Fund	5,670	239,954
iShares International Treasury Bond Fund	530	48,442
iShares JP Morgan USD Emerging Markets Bond Fund	2,580	293,346
iShares Micro-Cap Fund	240	20,556
iShares MSCI EAFE Small-Cap Fund	1,820	98,535
iShares U.S. Oil & Gas Exploration & Production Fund	2,350	143,632
PowerShares DB Base Metals Fund*	3,710	60,733
PowerShares DB Commodity Index Tracking Fund*	7,490	113,923
PowerShares DB G10 Currency Harvest Fund*	7,000	176,890
PowerShares DB Gold Fund*	4,025	160,919
PowerShares DB Silver Fund*	1,110	31,402
PowerShares S&P 500 BuyWrite Portfolio	7,400	163,170
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	3,280	91,709
Vanguard Short-Term Inflation-Protected Securities Fund	870	43,039
Vanguard Total International Bond Fund	3,920	212,190

Total Exchange Traded Funds (17.6%) (Cost $2,235,206)		2,148,720

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	16,522	152,495
AXA Natural Resources Portfolio‡	21,760	168,917
AXA Real Estate Portfolio‡	28,297	302,882
AXA SmartBeta Equity Portfolio‡	14,472	171,687
AXA/AB Small Cap Growth Portfolio‡	17,919	342,886
AXA/ClearBridge Large Cap Growth Portfolio*‡	28,722	333,122
AXA/Janus Enterprise Portfolio*‡	29,395	503,256
AXA/Lord Abbett Micro Cap Portfolio‡	15,425	160,593
BlackRock Global Long/Short Credit Fund, Institutional Class*	10,901	111,516
Eaton Vance Floating-Rate Fund, Institutional Class	7,081	63,726
EQ/BlackRock Basic Value Equity Portfolio‡	14,400	334,284
EQ/Capital Guardian Research Portfolio‡	27,320	677,161
EQ/Convertible Securities Portfolio‡	46,091	497,603
EQ/Core Bond Index Portfolio‡	1,555	15,416
EQ/Emerging Markets Equity PLUS Portfolio‡	38,693	347,282
EQ/Energy ETF Portfolio‡	24,733	173,142
EQ/GAMCO Mergers and Acquisitions Portfolio‡	14,856	196,440
EQ/GAMCO Small Company Value Portfolio‡	5,513	331,516
EQ/Global Bond PLUS Portfolio‡	34,413	307,049
EQ/High Yield Bond Portfolio‡	21,560	210,097
EQ/Intermediate Government Bond Portfolio‡	29,881	306,884
EQ/International Equity Index Portfolio‡	95,496	853,952
EQ/Invesco Comstock Portfolio‡	20,915	336,594
EQ/Low Volatility Global ETF Portfolio‡	16,096	174,689
EQ/MFS International Growth Portfolio‡	70,434	499,697
EQ/PIMCO Global Real Return Portfolio‡	26,798	262,618
EQ/PIMCO Ultra Short Bond Portfolio‡	31,236	310,351
EQ/T. Rowe Price Growth Stock Portfolio*‡	7,973	344,935
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	13,493	92,699
Franklin K2 Alternative Strategies Fund, Advisor Class	7,037	77,826
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	8,091	150,817
Multimanager Core Bond Portfolio‡	32,060	314,282
Multimanager Mid Cap Value Portfolio‡	31,804	505,839
PIMCO Foreign Bond Fund Unhedged, Institutional Class	2,801	26,641
Templeton Emerging Markets Small Cap Fund, Advisor Class	14,083	185,191
Templeton Global Smaller Companies Fund, Advisor Class	23,836	221,676

Total Investment Companies (82.5%) (Cost $9,776,715)		10,065,761

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	6,135	6,137

Total Short-Term Investment (0.1%) (Cost $6,137)		6,137

Total Investments (100.2%) (Cost $12,018,058)		12,220,618
Other Assets Less Liabilities (-0.2%)		(22,089)

Net Assets (100%)		$12,198,529

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$183,049	$3,834	$13,840	$168,917	$—	$5
AXA Real Estate Portfolio	283,944	36,672	23,479	302,882	—	256
AXA SmartBeta Equity Portfolio	171,167	3,834	13,151	171,687	—	694
AXA/AB Small Cap Growth Portfolio	343,931	7,668	27,431	342,886	—	260
AXA/ClearBridge Large Cap Growth Portfolio	331,753	7,668	27,875	333,122	—	(183)
AXA/Janus Enterprise Portfolio	494,708	10,954	40,861	503,256	—	(1,302)
AXA/Lord Abbett Micro Cap Portfolio	172,179	2,739	20,963	160,593	—	1,127
EQ/BlackRock Basic Value Equity Portfolio	365,526	7,668	36,574	334,284	—	3,317
EQ/Capital Guardian Research Portfolio	676,677	14,788	65,728	677,161	—	12,077
EQ/Convertible Securities Portfolio	519,925	10,954	64,001	497,603	—	(42)
EQ/Core Bond Index Portfolio	15,313	—	—	15,416	—	—
EQ/Emerging Markets Equity PLUS Portfolio	328,235	7,668	27,736	347,282	—	(45)
EQ/Energy ETF Portfolio	181,038	16,034	13,706	173,142	—	140
EQ/GAMCO Mergers and Acquisitions Portfolio	205,421	4,382	15,814	196,440	—	9
EQ/GAMCO Small Company Value Portfolio	342,508	7,668	26,995	331,516	—	696
EQ/Global Bond PLUS Portfolio	288,849	36,672	24,047	307,049	—	(311)
EQ/High Yield Bond Portfolio	216,566	4,382	15,960	210,097	—	(137)
EQ/Intermediate Government Bond Portfolio	310,696	18,772	23,735	306,884	—	— #
EQ/International Equity Index Portfolio	858,459	18,963	80,824	853,952	—	(45)
EQ/Invesco Comstock Portfolio	372,769	7,668	47,437	336,594	—	4,254
EQ/Low Volatility Global ETF Portfolio	174,100	3,834	13,533	174,689	—	312
EQ/MFS International Growth Portfolio	490,387	10,954	39,526	499,697	—	33
EQ/PIMCO Global Real Return Portfolio	262,247	17,677	19,775	262,618	—	4
EQ/PIMCO Ultra Short Bond Portfolio	313,203	18,772	23,756	310,351	—	(21)
EQ/T. Rowe Price Growth Stock Portfolio	340,251	7,668	35,430	344,935	—	4,461
Multimanager Core Bond Portfolio	305,929	33,314	25,681	314,282	1,994	32
Multimanager Mid Cap Value Portfolio	560,223	10,954	65,414	505,839	—	10,145

	$9,109,053	$332,161	$833,272	$8,983,174	$1,994	$35,736

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,148,720	$—	$—	$2,148,720
Investment Companies
Investment Companies	1,082,587	8,983,174	—	10,065,761
Short-Term Investments
Investment Companies	6,137	—	—	6,137

Total Assets	$3,237,444	$8,983,174	$—	$12,220,618

Total Liabilities	$—	$—	$—	$—

Total	$3,237,444	$8,983,174	$—	$12,220,618

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$710,685
Aggregate gross unrealized depreciation	(418,942)

Net unrealized appreciation	$291,743

Federal income tax cost of investments	$11,928,875

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	920	$46,800
iShares Global Infrastructure Fund	3,880	164,202
iShares International Treasury Bond Fund	80	7,312
iShares JP Morgan USD Emerging Markets Bond Fund	490	55,713
iShares Micro-Cap Fund	200	17,130
iShares MSCI EAFE Small-Cap Fund	830	44,936
iShares U.S. Oil & Gas Exploration & Production Fund	2,030	124,074
PowerShares DB Base Metals Fund*	2,430	39,779
PowerShares DB Commodity Index Tracking Fund*	5,460	83,047
PowerShares DB G10 Currency Harvest Fund*	4,275	108,029
PowerShares DB Gold Fund*	2,860	114,343
PowerShares DB Silver Fund*	740	20,935
PowerShares S&P 500 BuyWrite Portfolio	4,190	92,389
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	780	21,809
Vanguard Short-Term Inflation-Protected Securities Fund	270	13,357
Vanguard Total International Bond Fund	910	49,258

Total Exchange Traded Funds (17.8%) (Cost $1,095,146)		1,003,113

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	6,459	59,619
AXA Natural Resources Portfolio‡	15,629	121,320
AXA Real Estate Portfolio‡	19,310	206,687
AXA SmartBeta Equity Portfolio‡	7,735	91,763
AXA/AB Small Cap Growth Portfolio‡	9,961	190,600
AXA/ClearBridge Large Cap Growth Portfolio*‡	15,457	179,279
AXA/Janus Enterprise Portfolio*‡	15,552	266,266
AXA/Lord Abbett Micro Cap Portfolio‡	7,843	81,659
BlackRock Global Long/Short Credit Fund, Institutional Class*	2,824	28,887
Eaton Vance Floating-Rate Fund, Institutional Class	1,610	14,489
EQ/BlackRock Basic Value Equity Portfolio‡	7,870	182,700
EQ/Capital Guardian Research Portfolio‡	14,973	371,135
EQ/Convertible Securities Portfolio‡	15,371	165,951
EQ/Emerging Markets Equity PLUS Portfolio‡	20,869	187,301
EQ/Energy ETF Portfolio‡	17,242	120,699
EQ/GAMCO Mergers and Acquisitions Portfolio‡	4,020	53,155
EQ/GAMCO Small Company Value Portfolio‡	3,127	188,008
EQ/Global Bond PLUS Portfolio‡	5,450	48,626
EQ/High Yield Bond Portfolio‡	4,029	39,260
EQ/Intermediate Government Bond Portfolio‡	5,047	51,836
EQ/International Equity Index Portfolio‡	52,121	466,080
EQ/Invesco Comstock Portfolio‡	11,330	182,331
EQ/Low Volatility Global ETF Portfolio‡	8,462	91,838
EQ/MFS International Growth Portfolio‡	37,230	264,128
EQ/PIMCO Global Real Return Portfolio‡	4,733	46,379
EQ/PIMCO Ultra Short Bond Portfolio‡	4,897	48,655
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,330	187,332
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	2,784	19,124
Franklin K2 Alternative Strategies Fund, Advisor Class	2,368	26,185
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	4,797	89,415
Multimanager Core Bond Portfolio‡	5,236	51,332
Multimanager Mid Cap Value Portfolio‡	17,350	275,943
PIMCO Foreign Bond Fund Unhedged, Institutional Class	840	7,989
Templeton Emerging Markets Small Cap Fund, Advisor Class	6,896	90,687
Templeton Global Smaller Companies Fund, Advisor Class	15,376	142,994

Total Investment Companies (82.1%) (Cost $4,628,326)		4,639,652

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	40,706	40,718

Total Short-Term Investment (0.7%) (Cost $40,721)		40,718

Total Investments (100.6%) (Cost $5,764,193)		5,683,483
Other Assets Less Liabilities (-0.6%)		(32,958)

Net Assets (100%)		$5,650,525

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$115,725	$13,075	$4,829	$121,320	$—	$37
AXA Real Estate Portfolio	169,927	41,455	8,682	206,687	—	77
AXA SmartBeta Equity Portfolio	84,341	5,980	3,862	91,763	—	31
AXA/AB Small Cap Growth Portfolio	176,439	11,959	7,730	190,600	—	55
AXA/ClearBridge Large Cap Growth Portfolio	164,339	11,959	7,716	179,279	—	70
AXA/Janus Enterprise Portfolio	241,769	17,191	11,050	266,266	—	142
AXA/Lord Abbett Micro Cap Portfolio	76,425	4,485	2,920	81,659	—	— #
EQ/BlackRock Basic Value Equity Portfolio	183,803	11,959	13,299	182,700	—	87
EQ/Capital Guardian Research Portfolio	341,530	23,171	26,162	371,135	—	124
EQ/Convertible Securities Portfolio	153,085	10,464	6,762	165,951	—	50
EQ/Emerging Markets Equity PLUS Portfolio	163,220	11,959	7,544	187,301	—	242
EQ/Energy ETF Portfolio	119,366	13,075	4,882	120,699	—	(16)
EQ/GAMCO Mergers and Acquisitions Portfolio	45,658	9,337	2,431	53,155	—	2
EQ/GAMCO Small Company Value Portfolio	189,923	11,959	18,885	188,008	—	101
EQ/Global Bond PLUS Portfolio	46,465	3,737	2,439	48,626	—	(6)
EQ/High Yield Bond Portfolio	37,594	2,242	1,461	39,260	—	(1)
EQ/Intermediate Government Bond Portfolio	50,335	3,737	2,434	51,836	—	(1)
EQ/International Equity Index Portfolio	427,063	29,568	19,963	466,080	—	233
EQ/Invesco Comstock Portfolio	185,894	11,960	18,974	182,331	—	12
EQ/Low Volatility Global ETF Portfolio	84,444	5,980	3,850	91,838	—	43
EQ/MFS International Growth Portfolio	238,979	17,191	11,194	264,128	—	(2)
EQ/PIMCO Global Real Return Portfolio	39,321	8,590	1,947	46,379	—	(1)
EQ/PIMCO Ultra Short Bond Portfolio	47,024	3,737	2,431	48,655	—	2
EQ/T. Rowe Price Growth Stock Portfolio	164,834	11,959	7,656	187,332	—	131
Multimanager Core Bond Portfolio	49,568	4,061	2,436	51,332	324	(3)
Multimanager Mid Cap Value Portfolio	276,599	17,191	22,395	275,943	—	(3)

	$3,873,670	$317,981	$223,934	$4,160,263	$324	$1,406

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.05.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,003,113	$—	$—	$1,003,113
Investment Companies
Investment Companies	479,389	4,160,263	—	4,639,652
Short-Term Investments
Investment Companies	40,718	—	—	40,718

Total Assets	$1,523,220	$4,160,263	$—	$5,683,483

Total Liabilities	$—	$—	$—	$—

Total	$1,523,220	$4,160,263	$—	$5,683,483

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,012
Aggregate gross unrealized depreciation	(344,480)

Net unrealized depreciation	$(9,468)

Federal income tax cost of investments	$5,692,951

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Emerging Markets Infrastructure Fund	1,110	$35,043
iShares Global Infrastructure Fund	3,290	139,233
iShares International High Yield Bond Fund	20,700	972,494
iShares International Select Dividend Fund	17,790	559,673
iShares International Treasury Bond Fund	410	37,474
iShares JP Morgan USD Emerging Markets Bond Fund	10,010	1,138,137
iShares MSCI EAFE Small-Cap Fund	4,010	217,102
iShares MSCI Frontier 100 Fund	240	6,658
PowerShares DB G10 Currency Harvest Fund	6,120	154,652
PowerShares Global Short Term High Yield Bond Portfolio	7,200	176,976
SPDR Citi International Government Inflation-Protected Bond Fund*	10,260	562,351
SPDR S&P Emerging Markets SmallCap Fund	1,030	46,741
Vanguard Short-Term Inflation-Protected Securities Fund	920	45,512
Vanguard Total International Bond Fund	4,120	223,016

Total Exchange Traded Funds (50.8%) (Cost $4,696,668)		4,315,062

INVESTMENT COMPANIES:
AXA Real Estate Portfolio‡	45,735	489,529
AXA SmartBeta Equity Portfolio‡	16,619	197,166
EQ/Emerging Markets Equity PLUS Portfolio‡	29,121	261,366
EQ/Global Bond PLUS Portfolio‡	87,798	783,380
EQ/International Equity Index Portfolio‡	71,453	638,955
EQ/Low Volatility Global ETF Portfolio‡	18,533	201,140
EQ/MFS International Growth Portfolio‡	52,291	370,981
EQ/PIMCO Global Real Return Portfolio‡	54,608	535,160
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	10,587	197,335
PIMCO Foreign Bond Fund Unhedged, Institutional Class	15,547	147,855
Templeton Emerging Markets Small Cap Fund, Advisor Class	10,872	142,968
Templeton Global Smaller Companies Fund, Advisor Class	15,512	144,266

Total Investment Companies (48.4%) (Cost $4,181,257)		4,110,101

SHORT-TERM INVESTMENT:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	110,966	110,999

Total Short-Term Investment (1.3%) (Cost $111,006)		110,999

Total Investments (100.5%) (Cost $8,988,931)		8,536,162
Other Assets Less Liabilities (-0.5%)		(43,297)

Net Assets (100%)		$8,492,865

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Real Estate Portfolio	$463,857	$37,311	$22,013	$489,529	$—	$82
AXA SmartBeta Equity Portfolio	189,013	4,586	8,023	197,166	—	209
EQ/Emerging Markets Equity PLUS Portfolio	262,647	6,035	40,609	261,366	—	(1,778)
EQ/Global Bond PLUS Portfolio	732,791	72,595	34,832	783,380	—	289
EQ/International Equity Index Portfolio	657,522	15,208	79,491	638,955	—	(2,197)
EQ/Low Volatility Global ETF Portfolio	192,884	4,586	8,188	201,140	—	44
EQ/MFS International Growth Portfolio	350,415	8,690	15,449	370,981	—	147
EQ/PIMCO Global Real Return Portfolio	539,597	12,070	21,586	535,160	—	76

	$3,388,726	$161,081	$230,191	$3,477,677	$—	$(3,128)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,315,062	$—	$—	$4,315,062
Investment Companies
Investment Companies	632,424	3,477,677	—	4,110,101
Short-Term Investments
Investment Companies	110,999	—	—	110,999

Total Assets	$5,058,485	$3,477,677	$—	$8,536,162

Total Liabilities	$—	$—	$—	$—

Total	$5,058,485	$3,477,677	$—	$8,536,162

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,741
Aggregate gross unrealized depreciation	(600,314)

Net unrealized depreciation	$(441,573)

Federal income tax cost of investments	$8,977,735

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Aaa - A Rated Corporate Bond Fund	2,380	$122,914
iShares Emerging Markets Infrastructure Fund	3,270	103,234
iShares Floating Rate Bond Fund	1,420	72,235
iShares Global Infrastructure Fund	9,080	384,266
iShares iBoxx $ Investment Grade Corporate Bond Fund	1,670	196,910
iShares International High Yield Bond Fund	950	44,631
iShares International Select Dividend Fund	8,120	255,455
iShares JP Morgan USD Emerging Markets Bond Fund	1,020	115,974
iShares US Preferred Stock Fund	9,040	349,848
PowerShares Global Short Term High Yield Bond Portfolio	420	10,324
PowerShares S&P 500 BuyWrite Portfolio	13,050	287,753
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	2,370	66,265
SPDR Nuveen S&P High Yield Municipal Bond Fund	2,510	142,091
Vanguard Short-Term Inflation-Protected Securities Fund	440	21,767
Vanguard Total International Bond Fund	170	9,202

Total Exchange Traded Funds (45.8%) (Cost $2,209,128)		2,182,869

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	10,006	77,675
AXA Real Estate Portfolio‡	25,808	276,243
BlackRock Global Long/Short Credit Fund, Institutional Class*	11,588	118,540
Eaton Vance Floating-Rate Fund, Institutional Class	18,875	169,876
EQ/Boston Advisors Equity Income Portfolio‡	98,015	583,689
EQ/Core Bond Index Portfolio‡	23,560	233,545
EQ/Energy ETF Portfolio‡	9,642	67,500
EQ/Global Bond PLUS Portfolio‡	12,628	112,674
EQ/High Yield Bond Portfolio‡	22,671	220,921
EQ/PIMCO Global Real Return Portfolio‡	10,218	100,137
EQ/Quality Bond PLUS Portfolio‡	9,838	83,750
Multimanager Core Bond Portfolio‡	43,446	425,902
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,393	98,840

Total Investment Companies (53.8%) (Cost $2,759,411)		2,569,292

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	47,988	48,002

Total Short-Term Investment (1.0%) (Cost $48,003)		48,002

Total Investments (100.6%) (Cost $5,016,542)		4,800,163
Other Assets Less Liabilities (-0.6%)		(26,726)

Net Assets (100%)		$4,773,437

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$78,753	$2,370	$1,563	$77,675	$—	$(3)
AXA Real Estate Portfolio	267,120	9,478	6,227	276,243	—	13
EQ/Boston Advisors Equity Income Portfolio	581,092	19,459	36,349	583,689	—	728
EQ/Core Bond Index Portfolio	229,209	8,186	5,392	233,545	—	(3)
EQ/Energy ETF Portfolio	70,882	2,370	1,560	67,500	—	— #
EQ/Global Bond PLUS Portfolio	109,384	3,878	2,551	112,674	—	2
EQ/High Yield Bond Portfolio	213,481	7,109	4,675	220,921	—	5
EQ/PIMCO Global Real Return Portfolio	98,009	3,447	2,268	100,137	—	1
EQ/Quality Bond PLUS Portfolio	70,323	14,800	1,844	83,750	—	(1)
Multimanager Core Bond Portfolio	405,357	28,935	9,355	425,902	2,717	5

	$2,123,610	$100,032	$71,784	$2,182,036	$2,717	$747

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,182,869	$—	$—	$2,182,869
Investment Companies
Investment Companies	387,256	2,182,036	—	2,569,292
Short-Term Investments
Investment Companies	48,002	—	—	48,002

Total Assets	$2,618,127	$2,182,036	$—	$4,800,163

Total Liabilities	$—	$—	$—	$—

Total	$2,618,127	$2,182,036	$—	$4,800,163

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,940
Aggregate gross unrealized depreciation	(288,962)

Net unrealized depreciation	$(228,022)

Federal income tax cost of investments	$5,028,185

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Emerging Markets Infrastructure Fund	1,820	$57,458
iShares Floating Rate Bond Fund	13,210	671,993
iShares Global Infrastructure Fund	4,920	208,214
iShares International High Yield Bond Fund	710	33,356
iShares International Select Dividend Fund	10,720	337,251
iShares JP Morgan USD Emerging Markets Bond Fund	980	111,426
PowerShares Global Short Term High Yield Bond Portfolio	210	5,162
PowerShares S&P 500 BuyWrite Portfolio	3,900	85,995
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	3,070	85,837
Vanguard Short-Term Inflation-Protected Securities Fund	1,270	62,827
Vanguard Total International Bond Fund	2,100	113,673

Total Exchange Traded Funds (40.2%) (Cost $1,852,100)		1,773,192

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	16,821	130,580
AXA Real Estate Portfolio‡	22,600	241,906
BlackRock Global Long/Short Credit Fund, Institutional Class*	10,854	111,035
Eaton Vance Floating-Rate Fund, Institutional Class	4,783	43,046
EQ/Boston Advisors Equity Income Portfolio‡	65,559	390,411
EQ/Convertible Securities Portfolio‡	34,314	370,449
EQ/Energy ETF Portfolio‡	18,735	131,150
EQ/Global Bond PLUS Portfolio‡	12,094	107,911
EQ/High Yield Bond Portfolio‡	4,755	46,334
EQ/Low Volatility Global ETF Portfolio‡	35,207	382,113
EQ/PIMCO Global Real Return Portfolio‡	37,379	366,318
EQ/PIMCO Ultra Short Bond Portfolio‡	15,350	152,516
PIMCO Unconstrained Bond Fund, Institutional Class	16,197	176,704

Total Investment Companies (60.0%) (Cost $2,784,779)		2,650,473

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	11,302	11,306

Total Short-Term Investment (0.3%) (Cost $11,306)		11,306

Total Investments (100.5%) (Cost $4,648,185)		4,434,971
Other Assets Less Liabilities (-0.5%)		(20,000)

Net Assets (100%)		$4,414,971

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$132,252	$5,887	$4,348	$130,580	$—	$(37)
AXA Real Estate Portfolio	220,920	24,774	8,626	241,906	—	(4)
EQ/Boston Advisors Equity Income Portfolio	393,548	17,971	34,210	390,411	—	951
EQ/Convertible Securities Portfolio	357,197	17,041	25,195	370,449	—	285
EQ/Energy ETF Portfolio	137,870	5,887	4,395	131,150	—	(84)
EQ/Global Bond PLUS Portfolio	93,724	16,267	3,853	107,911	—	4
EQ/High Yield Bond Portfolio	44,693	2,169	1,581	46,334	—	8
EQ/Low Volatility Global ETF Portfolio	355,019	18,171	13,498	382,113	—	269
EQ/PIMCO Global Real Return Portfolio	358,151	17,661	12,931	366,318	—	2
EQ/PIMCO Ultra Short Bond Portfolio	138,594	18,126	5,213	152,516	—	5

	$2,231,968	$143,954	$113,850	$2,319,688	$—	$1,399

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,773,192	$—	$—	$1,773,192
Investment Companies
Investment Companies	330,785	2,319,688	—	2,650,473
Short-Term Investments
Investment Companies	11,306	—	—	11,306

Total Assets	$2,115,283	$2,319,688	$—	$4,434,971

Total Liabilities	$—	$—	$—	$—

Total	$2,115,283	$2,319,688	$—	$4,434,971

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,518
Aggregate gross unrealized depreciation	(297,462)

Net unrealized depreciation	$(211,944)

Federal income tax cost of investments	$4,646,915

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	1,216,324	$12,056,952
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	808,126	8,000,443
EQ/Core Bond Index Portfolio‡	9,801,533	97,160,878
EQ/High Yield Bond Portfolio‡	2,145,521	20,907,790
EQ/PIMCO Global Real Return Portfolio‡	1,067,278	10,459,426
EQ/Quality Bond PLUS Portfolio‡	5,312,601	45,224,376
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	350,693	5,064,002

Total Investment Companies (99.9%) (Cost $201,140,685)		198,873,867

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	197,494	197,554

Total Short-Term Investment (0.1%) (Cost $197,566)		197,554

Total Investments (100.0%) (Cost $201,338,251)		199,071,421
Other Assets Less Liabilities (0.0%)		(78,450)

Net Assets (100%)		$198,992,971

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	$9,551,774	$2,400,000	$—	$12,056,952	$—	$—
EQ/Core Bond Index Portfolio	103,504,926	627,744	7,665,617	97,160,878	—	(29,885)
EQ/High Yield Bond Portfolio	22,916,129	48,288	2,634,070	20,907,790	—	(46,706)
EQ/PIMCO Global Real Return Portfolio	10,899,041	48,288	585,928	10,459,426	—	1,436
EQ/Quality Bond PLUS Portfolio	47,091,540	193,152	2,346,752	45,224,376	—	2,704

	$193,963,410	$3,317,472	$13,232,367	$185,809,422	$—	$(72,451)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$13,064,445	$185,809,422	$—	$198,873,867
Short-Term Investments
Investment Companies	197,554	—	—	197,554

Total Assets	$13,261,999	$185,809,422	$—	$199,071,421

Total Liabilities	$—	$—	$—	$—

Total	$13,261,999	$185,809,422	$—	$199,071,421

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$397,699
Aggregate gross unrealized depreciation	(2,665,584)

Net unrealized depreciation	$(2,267,885)

Federal income tax cost of investments	$201,339,306

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Emerging Markets Infrastructure Fund	3,870	$122,176
iShares Global Infrastructure Fund	11,560	489,219
iShares MSCI Global Agriculture Producers Fund	3,540	92,217
iShares MSCI Global Gold Miners Fund	4,475	84,756
iShares U.S. Oil & Gas Exploration & Production Fund	2,990	182,749
PowerShares DB Agriculture Fund*	950	18,791
PowerShares DB Base Metals Fund*	7,150	117,046
PowerShares DB Commodity Index Tracking Fund*	9,960	151,492
PowerShares DB G10 Currency Harvest Fund*	18,990	479,877
PowerShares DB Gold Fund*	7,330	293,053
PowerShares DB Silver Fund*	1,830	51,771
Vanguard Short-Term Inflation-Protected Securities Fund	5,170	255,760

Total Exchange Traded Funds (47.0%) (Cost $2,473,975)		2,338,907

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	39,082	303,382
AXA Real Estate Portfolio‡	53,350	571,041
Eaton Vance Diversified Currency Income Fund, Institutional Class	9,793	90,288
EQ/Energy ETF Portfolio‡	44,802	313,628
EQ/PIMCO Global Real Return Portfolio‡	125,747	1,232,328
PIMCO Commodity RealReturn Strategy Fund, Institutional Class	13,663	95,503

Total Investment Companies (52.4%) (Cost $2,749,782)		2,606,170

SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	61,049	61,067

Total Short-Term Investment (1.2%) (Cost $61,059)		61,067

Total Investments (100.6%) (Cost $5,284,816)		5,006,144
Other Assets Less Liabilities (-0.6%)		(30,782)

Net Assets (100%)		$4,975,362

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$309,239	$10,121	$8,565	$303,382	$—	$4
AXA Real Estate Portfolio	555,757	20,018	16,913	571,041	—	36
EQ/Energy ETF Portfolio	331,712	10,121	8,583	313,628	—	(14)
EQ/PIMCO Global Real Return Portfolio	1,213,796	43,672	36,811	1,232,328	—	(10)

	$2,410,504	$83,932	$70,872	$2,420,379	$—	$16

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,338,907	$—	$—	$2,338,907
Investment Companies
Investment Companies	185,791	2,420,379	—	2,606,170
Short-Term Investments
Investment Companies	61,067	—	—	61,067

Total Assets	$2,585,765	$2,420,379	$—	$5,006,144

Total Liabilities	$—	$—	$—	$—

Total	$2,585,765	$2,420,379	$—	$5,006,144

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,894
Aggregate gross unrealized depreciation	(207,845)

Net unrealized depreciation	$(129,951)

Federal income tax cost of investments	$5,136,095

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Lord Abbett Micro Cap Portfolio‡	2,326,695	$24,224,184
AXA/Morgan Stanley Small Cap Growth Portfolio‡	5,986,882	61,984,441

Total Investment Companies (99.5%) (Cost $71,495,986)		86,208,625

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	430,715	430,844

Total Short-Term Investment (0.5%) (Cost $430,801)		430,844

Total Investments (100.0%) (Cost $71,926,787)		86,639,469
Other Assets Less Liabilities (0.0%)		(32,701)

Net Assets (100%)		$86,606,768

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio	$23,696,835	$119,817	$676,639	$24,224,184	$—	$24,512
AXA/Morgan Stanley Small Cap Growth Portfolio	60,052,159	315,880	1,730,303	61,984,441	—	118,186

	$83,748,994	$435,697	$2,406,942	$86,208,625	$—	$142,698

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$86,208,625	$—	$86,208,625
Short-Term Investments
Investment Companies	430,844	—	—	430,844

Total Assets	$430,844	$86,208,625	$—	$86,639,469

Total Liabilities	$—	$—	$—	$—

Total	$430,844	$86,208,625	$—	$86,639,469

There were no transfers between Levels 1, 2 or 3 during the three months ending March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,701,614
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$14,701,614

Federal income tax cost of investments	$71,937,855

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Horizon Small Cap Value Portfolio‡	6,792,521	$67,153,449
AXA/Pacific Global Small Cap Value Portfolio‡	6,734,830	59,875,148
EQ/GAMCO Small Company Value Portfolio‡	725,290	43,610,726
Snow Capital Small Cap Value Fund, Institutional Class*‡	37,938	1,149,532

Total Investment Companies (99.9%) (Cost $142,826,299)		171,788,855

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	256,112	256,189

Total Short-Term Investment (0.2%) (Cost $256,170)		256,189

Total Investments (100.1%) (Cost $143,082,469)		172,045,044
Other Assets Less Liabilities (-0.1%)		(101,617)

Net Assets (100%)		$171,943,427

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA/Horizon Small Cap Value Portfolio	$68,821,504	$79,595	$2,121,643	$67,153,449	$—	$12,267
AXA/Pacific Global Small Cap Value Portfolio	63,815,237	79,595	1,959,106	59,875,148	—	174,803
EQ/GAMCO Small Company Value Portfolio	42,451,517	—	—	43,610,726	—	—
Snow Capital Small Cap Value Fund, Institutional Class*	1,193,920	—	—	1,149,532	—	—

	$176,282,178	$159,190	$4,080,749	$171,788,855	$—	$187,070

*	Not affiliated at December 31, 2016.

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,149,532	$170,639,323	$—	$171,788,855
Short-Term Investments
Investment Companies	256,189	—	—	256,189

Total Assets	$1,405,721	$170,639,323	$—	$172,045,044

Total Liabilities	$—	$—	$—	$—

Total	$1,405,721	$170,639,323	$—	$172,045,044

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,205,971
Aggregate gross unrealized depreciation	(49,735)

Net unrealized appreciation	$29,156,236

Federal income tax cost of investments	$142,888,808

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Emerging Markets Infrastructure Fund	6,010	$189,736
iShares Global Infrastructure Fund	17,300	732,136
iShares MSCI Global Agriculture Producers Fund	6,700	174,535
iShares MSCI Global Gold Miners Fund	7,440	140,914
iShares U.S. Oil & Gas Exploration & Production Fund	6,280	383,834
PowerShares DB Agriculture Fund*	1,780	35,208
PowerShares DB Base Metals Fund*	11,220	183,671
PowerShares DB Commodity Index Tracking Fund*	17,550	266,935
PowerShares DB G10 Currency Harvest Fund*	33,770	853,368
PowerShares DB Gold Fund*	12,005	479,960
PowerShares DB Silver Fund*	2,930	82,890
PowerShares Multi-Strategy Alternative Portfolio	19,900	441,183
WisdomTree Managed Futures Strategy Fund*	2,770	110,246

Total Exchange Traded Funds (48.4%) (Cost $4,574,103)		4,074,616

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	21,914	202,262
AXA Natural Resources Portfolio‡	52,889	410,565
AXA Real Estate Portfolio‡	77,465	829,167
BlackRock Global Long/Short Credit Fund, Institutional Class*	26,065	266,644
EQ/Convertible Securities Portfolio‡	80,417	868,187
EQ/Energy ETF Portfolio‡	56,392	394,766
EQ/GAMCO Mergers and Acquisitions Portfolio‡	87,958	1,163,043
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	12,166	83,579
Franklin K2 Alternative Strategies Fund, Advisor Class	6,480	71,666

Total Investment Companies (50.9%) (Cost $4,592,470)		4,289,879

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	91,933	91,961

Total Short-Term Investment (1.1%) (Cost $91,962)		91,961

Total Investments (100.4%) (Cost $9,258,535)		8,456,456
Other Assets Less Liabilities (-0.4%)		(32,438)

Net Assets (100%)		$8,424,018

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except PowerShares Multi-Strategy Alternative Portfolio.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$418,847	$16,876	$15,173	$410,565	$—	$(79)
AXA Real Estate Portfolio	783,773	58,296	29,725	829,167	—	56
EQ/Convertible Securities Portfolio	839,538	31,928	53,601	868,187	—	(44)
EQ/Energy ETF Portfolio	417,646	16,876	15,334	394,766	—	(240)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,143,515	55,046	49,544	1,163,043	—	55
PowerShares Multi-Strategy Alternative Portfolio*	454,516	—	—	441,183	—	—

	$4,057,835	$179,022	$163,377	$4,106,911	$—	$(252)

*	Not affiliated at March 31, 2017.

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,074,616	$—	$—	$4,074,616
Investment Companies
Investment Companies	624,151	3,665,728	—	4,289,879
Short-Term Investments
Investment Companies	91,961	—	—	91,961

Total Assets	$4,790,728	$3,665,728	$—	$8,456,456

Total Liabilities	$—	$—	$—	$—

Total	$4,790,728	$3,665,728	$—	$8,456,456

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,948
Aggregate gross unrealized depreciation	(535,314)

Net unrealized depreciation	$(391,366)

Federal income tax cost of investments	$8,847,822

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	72,470	$1,682,294
EQ/Core Bond Index Portfolio‡	1,228,482	12,177,732
EQ/Emerging Markets Equity PLUS Portfolio‡	270,446	2,427,314
EQ/Equity 500 Index Portfolio‡	316,498	12,499,694
EQ/Global Bond PLUS Portfolio‡	504,362	4,500,168
EQ/High Yield Bond Portfolio‡	441,956	4,306,793
EQ/International Equity Index Portfolio‡	727,075	6,501,708
EQ/MFS International Growth Portfolio‡	190,634	1,352,469
EQ/PIMCO Ultra Short Bond Portfolio‡	375,220	3,728,054
EQ/Quality Bond PLUS Portfolio‡	609,956	5,192,349
EQ/Small Company Index Portfolio‡	96,852	1,126,404
Multimanager Aggressive Equity Portfolio‡	13,387	688,670
Multimanager Mid Cap Growth Portfolio‡	93,830	905,627
Multimanager Mid Cap Value Portfolio‡	76,966	1,224,128

Total Investment Companies (99.2%) (Cost $49,611,244)		58,313,404

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	413,310	413,434

Total Short-Term Investment (0.7%) (Cost $413,436)		413,434

Total Investments (99.9%) (Cost $50,024,680)		58,726,838
Other Assets Less Liabilities (0.1%)		32,892

Net Assets (100%)		$58,759,730

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,752,955	$115,216	$181,215	$1,682,294	$—	$8,163
EQ/Core Bond Index Portfolio	12,537,252	558,601	1,001,244	12,177,732	—	35
EQ/Emerging Markets Equity PLUS Portfolio	2,524,530	129,115	552,306	2,427,314	—	(26,481)
EQ/Equity 500 Index Portfolio	12,680,386	617,776	1,035,662	12,499,694	—	490,568
EQ/Global Bond PLUS Portfolio	4,175,290	582,241	334,794	4,500,168	—	2,154
EQ/High Yield Bond Portfolio	4,356,143	200,845	351,536	4,306,793	—	(254)
EQ/International Equity Index Portfolio	6,653,027	265,402	871,998	6,501,708	—	(7,804)
EQ/MFS International Growth Portfolio	1,348,327	156,573	263,108	1,352,469	—	(4,429)
EQ/PIMCO Ultra Short Bond Portfolio	3,607,273	329,616	233,959	3,728,054	—	239
EQ/Quality Bond PLUS Portfolio	4,791,358	944,950	575,367	5,192,349	—	(64)
EQ/Small Company Index Portfolio	1,158,134	78,903	138,012	1,126,404	—	(9)
Multimanager Aggressive Equity Portfolio	655,262	35,865	44,771	688,670	—	17,958
Multimanager Mid Cap Growth Portfolio	880,778	44,720	75,436	905,627	—	5,814
Multimanager Mid Cap Value Portfolio	1,266,881	19,390	77,377	1,224,128	—	5,639

	$58,387,596	$4,079,213	$5,736,785	$58,313,404	$—	$491,529

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$58,313,404	$—	$58,313,404
Short-Term Investments
Investment Companies	413,434	—	—	413,434

Total Assets	$413,434	$58,313,404	$—	$58,726,838

Total Liabilities	$—	$—	$—	$—

Total	$413,434	$58,313,404	$—	$58,726,838

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,071,539
Aggregate gross unrealized depreciation	(1,408,393)

Net unrealized appreciation	$8,663,146

Federal income tax cost of investments	$50,063,692

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	183,928	$4,269,647
EQ/Core Bond Index Portfolio‡	1,678,965	16,643,290
EQ/Emerging Markets Equity PLUS Portfolio‡	897,874	8,058,623
EQ/Equity 500 Index Portfolio‡	1,228,051	48,500,348
EQ/Global Bond PLUS Portfolio‡	747,406	6,668,723
EQ/High Yield Bond Portfolio‡	769,152	7,495,274
EQ/International Equity Index Portfolio‡	2,134,303	19,085,527
EQ/MFS International Growth Portfolio‡	984,398	6,983,895
EQ/PIMCO Ultra Short Bond Portfolio‡	550,022	5,464,824
EQ/Quality Bond PLUS Portfolio‡	1,004,022	8,546,902
EQ/Small Company Index Portfolio‡	702,606	8,171,402
Multimanager Aggressive Equity Portfolio‡	48,311	2,485,237
Multimanager Mid Cap Growth Portfolio‡	135,737	1,310,106
Multimanager Mid Cap Value Portfolio‡	175,579	2,792,563

Total Investment Companies (99.8%) (Cost $120,185,167)		146,476,361

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	322,125	322,222

Total Short-Term Investment (0.2%) (Cost $322,222)		322,222

Total Investments (100.0%) (Cost $120,507,389)		146,798,583
Other Assets Less Liabilities (0.0%)		60,802

Net Assets (100%)		$146,859,385

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$4,135,748	$448,242	$325,494	$4,269,647	$—	$5,066
EQ/Core Bond Index Portfolio	16,132,370	991,561	590,842	16,643,290	—	72
EQ/Emerging Markets Equity PLUS Portfolio	7,004,664	465,795	269,060	8,058,623	—	2,562
EQ/Equity 500 Index Portfolio	46,628,458	2,967,766	3,726,331	48,500,348	—	167,464
EQ/Global Bond PLUS Portfolio	5,565,110	1,225,203	227,717	6,668,723	—	285
EQ/High Yield Bond Portfolio	6,846,475	742,858	258,206	7,495,274	—	374
EQ/International Equity Index Portfolio	17,460,568	1,035,641	634,718	19,085,527	—	1,619
EQ/MFS International Growth Portfolio	6,115,840	686,458	321,154	6,983,895	—	1,274
EQ/PIMCO Ultra Short Bond Portfolio	5,091,735	518,722	182,090	5,464,824	—	46
EQ/Quality Bond PLUS Portfolio	7,092,193	1,725,838	326,301	8,546,902	—	179
EQ/Small Company Index Portfolio	7,744,085	564,592	334,800	8,171,402	—	(218)
Multimanager Aggressive Equity Portfolio	2,194,741	176,452	90,873	2,485,237	—	2,665
Multimanager Mid Cap Growth Portfolio	1,205,495	89,955	71,450	1,310,106	—	56
Multimanager Mid Cap Value Portfolio	2,882,762	45,875	122,397	2,792,563	—	63,686

	$136,100,244	$11,684,958	$7,481,433	$146,476,361	$—	$245,130

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$146,476,361	$—	$146,476,361
Short-Term Investments
Investment Companies	322,222	—	—	322,222

Total Assets	$322,222	$146,476,361	$—	$146,798,583

Total Liabilities	$—	$—	$—	$—

Total	$322,222	$146,476,361	$—	$146,798,583

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,278,765
Aggregate gross unrealized depreciation	(2,132,900)

Net unrealized appreciation	$26,145,865

Federal income tax cost of investments	$120,652,718

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	127,636	$2,962,919
EQ/Core Bond Index Portfolio‡	824,596	8,174,077
EQ/Emerging Markets Equity PLUS Portfolio‡	725,702	6,513,341
EQ/Equity 500 Index Portfolio‡	1,166,957	46,087,485
EQ/Global Bond PLUS Portfolio‡	329,631	2,941,127
EQ/High Yield Bond Portfolio‡	355,748	3,466,716
EQ/International Equity Index Portfolio‡	1,756,095	15,703,484
EQ/MFS International Growth Portfolio‡	997,279	7,075,280
EQ/PIMCO Ultra Short Bond Portfolio‡	251,896	2,502,750
EQ/Quality Bond PLUS Portfolio‡	465,030	3,958,644
EQ/Small Company Index Portfolio‡	695,423	8,087,872
Multimanager Aggressive Equity Portfolio‡	21,464	1,104,144
Multimanager Mid Cap Growth Portfolio‡	97,516	941,202
Multimanager Mid Cap Value Portfolio‡	77,671	1,235,349

Total Investment Companies (99.7%) (Cost $88,841,841)		110,754,390

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	636,837	637,028

Total Short-Term Investment (0.6%) (Cost $637,042)		637,028

Total Investments (100.3%) (Cost $89,478,883)		111,391,418
Other Assets Less Liabilities (-0.3%)		(359,741)

Net Assets (100%)		$111,031,677

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$2,794,939	$331,845	$170,604	$2,962,919	$—	$1,220
EQ/Core Bond Index Portfolio	7,485,161	805,752	171,481	8,174,077	—	26
EQ/Emerging Markets Equity PLUS Portfolio	5,621,168	337,042	137,230	6,513,341	—	263
EQ/Equity 500 Index Portfolio	42,997,427	2,198,102	1,682,519	46,087,485	—	14,172
EQ/Global Bond PLUS Portfolio	2,619,021	340,408	67,605	2,941,127	—	5
EQ/High Yield Bond Portfolio	3,116,252	345,848	71,662	3,466,716	—	73
EQ/International Equity Index Portfolio	14,266,978	767,112	336,255	15,703,484	—	164
EQ/MFS International Growth Portfolio	6,245,446	483,301	166,838	7,075,280	—	125
EQ/PIMCO Ultra Short Bond Portfolio	2,434,873	102,672	51,938	2,502,750	—	11
EQ/Quality Bond PLUS Portfolio	3,587,271	449,118	101,594	3,958,644	—	31
EQ/Small Company Index Portfolio	7,654,552	439,808	199,495	8,087,872	—	49
Multimanager Aggressive Equity Portfolio	936,387	136,804	58,773	1,104,144	—	389
Multimanager Mid Cap Growth Portfolio	863,266	39,140	22,703	941,202	—	(27)
Multimanager Mid Cap Value Portfolio	1,264,894	14,654	41,946	1,235,349	—	24,032

	$101,887,635	$6,791,606	$3,280,643	$110,754,390	$—	$40,533

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$110,754,390	$—	$110,754,390
Short-Term Investments
Investment Companies	637,028	—	—	637,028

Total Assets	$637,028	$110,754,390	$—	$111,391,418

Total Liabilities	$—	$—	$—	$—

Total	$637,028	$110,754,390	$—	$111,391,418

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,843,884
Aggregate gross unrealized depreciation	(1,046,237)

Net unrealized appreciation	$21,797,647

Federal income tax cost of investments	$89,593,771

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	115,587	$2,683,199
EQ/Core Bond Index Portfolio‡	307,158	3,044,801
EQ/Emerging Markets Equity PLUS Portfolio‡	602,794	5,410,212
EQ/Equity 500 Index Portfolio‡	978,176	38,631,835
EQ/Global Bond PLUS Portfolio‡	115,643	1,031,820
EQ/High Yield Bond Portfolio‡	168,980	1,646,686
EQ/International Equity Index Portfolio‡	1,490,368	13,327,283
EQ/MFS International Growth Portfolio‡	834,817	5,922,679
EQ/PIMCO Ultra Short Bond Portfolio‡	91,670	910,803
EQ/Quality Bond PLUS Portfolio‡	138,075	1,175,390
EQ/Small Company Index Portfolio‡	560,607	6,519,941
Multimanager Aggressive Equity Portfolio‡	15,671	806,171
Multimanager Mid Cap Growth Portfolio‡	72,347	698,278
Multimanager Mid Cap Value Portfolio‡	65,178	1,036,639

Total Investment Companies (100.0%) (Cost $66,794,577)		82,845,737

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	207,008	207,070

Total Short-Term Investment (0.2%) (Cost $207,080)		207,070

Total Investments (100.2%) (Cost $67,001,657)		83,052,807
Other Assets Less Liabilities (-0.2%)		(175,593)

Net Assets (100%)		$82,877,214

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$2,612,470	$342,363	$276,540	$2,683,199	$—	$(127)
EQ/Core Bond Index Portfolio	2,636,136	452,032	63,754	3,044,801	—	(9)
EQ/Emerging Markets Equity PLUS Portfolio	4,653,403	315,426	132,900	5,410,212	—	153
EQ/Equity 500 Index Portfolio	35,651,942	2,174,414	1,341,464	38,631,835	—	6,795
EQ/Global Bond PLUS Portfolio	970,602	75,187	31,898	1,031,820	—	6
EQ/High Yield Bond Portfolio	1,292,191	364,164	43,960	1,646,686	—	28
EQ/International Equity Index Portfolio	12,027,422	782,885	329,841	13,327,283	—	9
EQ/MFS International Growth Portfolio	5,192,859	523,372	222,234	5,922,679	—	9
EQ/PIMCO Ultra Short Bond Portfolio	834,186	84,848	14,258	910,803	—	— #
EQ/Quality Bond PLUS Portfolio	1,115,492	91,143	38,498	1,175,390	—	(8)
EQ/Small Company Index Portfolio	6,109,178	444,354	186,924	6,519,941	—	(37)
Multimanager Aggressive Equity Portfolio	662,513	136,076	56,821	806,171	—	339
Multimanager Mid Cap Growth Portfolio	641,556	18,892	7,677	698,278	—	(4)
Multimanager Mid Cap Value Portfolio	1,061,010	13,021	35,805	1,036,639	—	19,693

	$75,460,960	$5,818,177	$2,782,574	$82,845,737	$—	$26,847

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$82,845,737	$—	$82,845,737
Short-Term Investments
Investment Companies	207,070	—	—	207,070

Total Assets	$207,070	$82,845,737	$—	$83,052,807

Total Liabilities	$—	$—	$—	$—

Total	$207,070	$82,845,737	$—	$83,052,807

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,541,758
Aggregate gross unrealized depreciation	(526,204)

Net unrealized appreciation	$16,015,554

Federal income tax cost of investments	$67,037,253

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	25,479	$591,453
EQ/Emerging Markets Equity PLUS Portfolio‡	85,954	771,455
EQ/Equity 500 Index Portfolio‡	131,780	5,204,480
EQ/International Equity Index Portfolio‡	182,450	1,631,515
EQ/MFS International Growth Portfolio‡	179,077	1,270,475
EQ/Small Company Index Portfolio‡	94,415	1,098,057
Multimanager Aggressive Equity Portfolio‡	5,714	293,961
Multimanager Mid Cap Growth Portfolio‡	3,064	29,578
Multimanager Mid Cap Value Portfolio‡	4,968	79,019

Total Investments (100.1%) (Cost $10,540,724)		10,969,993
Other Assets Less Liabilities (-0.1%)		(6,604)

Net Assets (100%)		$10,963,389

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2017, were as follows:

Securities	Value December 31, 2016	Purchases at Cost	Sales at Cost	Value March 31, 2017	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$514,437	$90,969	$14,513	$591,453	$—	$(61)
EQ/Emerging Markets Equity PLUS Portfolio	622,197	86,121	15,220	771,455	—	48
EQ/Equity 500 Index Portfolio	4,447,036	585,619	102,620	5,204,480	—	21
EQ/International Equity Index Portfolio	1,357,017	212,124	37,725	1,631,515	—	267
EQ/MFS International Growth Portfolio	1,061,781	143,310	24,351	1,270,475	—	46
EQ/Small Company Index Portfolio	967,506	130,018	23,900	1,098,057	—	(18)
Multimanager Aggressive Equity Portfolio	231,715	48,328	8,787	293,961	—	(1)
Multimanager Mid Cap Growth Portfolio	24,168	4,599	959	29,578	—	(1)
Multimanager Mid Cap Value Portfolio	75,083	3,260	574	79,019	—	— #

	$9,300,940	$1,304,348	$228,649	$10,969,993	$—	$301

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,969,993	$—	$10,969,993

Total Assets	$—	$10,969,993	$—	$10,969,993

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,969,993	$—	$10,969,993

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2017.

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$464,461
Aggregate gross unrealized depreciation	(94,001)

Net unrealized appreciation	$370,460

Federal income tax cost of investments	$10,599,533

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2017 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2017 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2017 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when the Adviser deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At March 31, 2017, none of the Portfolios applied these procedures.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
May 30, 2017

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
May 30, 2017